As filed with the Securities and Exchange Commission on June 29, 2006
                                                      Registration Nos. 33-22884
                                                                       811-05577

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                           Pre-Effective Amendment No.                       |_|

                         Post-Effective Amendment No. 42                     |X|

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

                                Amendment No. 44                             |X|
                         -------------------------------

                             The Glenmede Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                              200 Clarendon Street
                           Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-442-8299

                             Michael P. Malloy, Esq.
                                    Secretary
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b)
|_|   on ___________ pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|_|   on ____________ pursuant to paragraph (a)(1)
|X|   75 days after filing pursuant to paragraph (a)(2)
|_|   on ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          Title of Securities Being Registered: Shares of Common Stock
--------------------------------------------------------------------------------

                             THE GLENMEDE FUND, INC.




                                   Prospectus

                               September ___, 2006





                            Absolute Return Portfolio
                        Total Market Long/Short Portfolio




                               Investment Advisor
                             Glenmede Advisers, Inc.









The Securities and Exchange Commission has not approved or disapproved the Portfolios' securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Table of Contents

                                                                           Page

RISK/RETURN SUMMARY...........................................................3
INVESTMENTS..................................................................11
PRICE OF PORTFOLIO SHARES....................................................16
PURCHASE OF SHARES...........................................................16
REDEMPTION OF SHARES.........................................................17
ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF
SHARES OF THE PORTFOLIOS.....................................................17
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES.......................17
DIVIDENDS AND DISTRIBUTIONS..................................................18
TAXES........................................................................18
MANAGEMENT OF THE PORTFOLIOS.................................................21
GENERAL INFORMATION..........................................................22
FINANCIAL HIGHLIGHTS.........................................................22

                               RISK/RETURN SUMMARY

      ---------------------------------------------------------------------
                               Important Concepts

      Absolute Return is the return that is achieved over a period of time, regardless of market performance. Absolute return strategies aim to produce positive returns whether the overall market is up or down.

      Long Position represents a purchase of a security.

      Market capitalization is a common measure of the size of a company. It is the market price of a share of the company's stock multiplied by the number of shares that are outstanding.

      Short Position or Short Sale is a sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Portfolio will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

      Total return consists of net income (dividend and interest income from portfolio securities, less expenses of the Portfolio) and capital gains and losses, both realized and unrealized, from portfolio securities.

      ---------------------------------------------------------------------

                                        Investment Objective                  Principal Investment Strategies

 Absolute Return Portfolio           Absolute return consistent     Using quantitative analysis, the Portfolio invests
                                     with reasonable risk to        primarily in long and short positions with respect to
                                     principal.                     equity securities, such as common stocks of U.S. public
                                                                    companies. Glenmede Advisers, Inc. (the "Advisor") uses
                                                                    proprietary multi-factor computer models to take long
                                                                    positions in securities and derivatives on those
                                                                    securities that the models identify as having reasonable
                                                                    prices, good fundamentals and rising earnings
                                                                    expectations, and short positions in securities and
                                                                    derivatives on those securities that the models identify
                                                                    as not having such attributes.

                                                                    The Portfolio pursues returns exceeding those of 91-day
                                                                    U.S. Treasury Bills.

                                                                    The Portfolio will invest in companies with market
                                                                    capitalizations, at the time of purchase, that are above
                                                                    the smallest capitalization of any stock in the Russell
                                                                    3000(R) Index. In addition, at times, the Portfolio may
                                                                    make significant investments in American Depositary
                                                                    Receipts ("ADRs") listed on the New York Stock Exchange
                                                                    ("NYSE"). The Advisor will determine the size of each
                                                                    long or short position and its impact on the risk to the
                                                                    overall portfolio. Under normal circumstances, the
                                                                    Portfolio will generally have an operating target of
                                                                    [80-120] long positions and 60-100 short positions in
                                                                    its portfolio.

                                                                    The Portfolio invests in long positions in equity
                                                                    securities that the Advisor identifies as undervalued
                                                                    and more likely to appreciate, and takes short positions
                                                                    in equity securities that the Advisor identifies as
                                                                    overvalued and more likely to depreciate. When the
                                                                    Portfolio takes a long position, it purchases a security
                                                                    outright. When the Portfolio takes a short position, it
                                                                    borrows a security from a third party and then sells the
                                                                    security at the current market price in anticipation of
                                                                    purchasing the same security at a later date at a lower
                                                                    price and returning it to the lender. The cash proceeds
                                                                    from short sales may be used to purchase additional
                                                                    securities or for any other purpose. When the Portfolio
                                                                    does this, it may be required to pledge replacement
                                                                    collateral as security to the lender, and may use
                                                                    securities it owns to meet any such collateral
                                                                    obligations.

                                                                    The frequency and size of short sales will vary
                                                                    substantially in different periods as market
                                                                    opportunities change. It is anticipated that, from time
                                                                    to time, the Portfolios' short positions may range from
                                                                    [70% to 95%] of the value of its net assets.

                                                                    The Portfolio may use derivatives to manage risks
                                                                    inherent in its portfolio and to increase its return. A
                                                                    derivative is a financial contract whose value depends
                                                                    on, or is derived from, the value of an underlying asset
                                                                    such as a security or an index. In particular, the
                                                                    Portfolio may use swaps to take a long or short position
                                                                    without owning or taking physical custody of a security.
                                                                    A swap is a privately negotiated agreement that
                                                                    obligates one party to pay the positive return and the
                                                                    other party to pay the negative return on an index,
                                                                    security, basket of securities or dollar amount invested
                                                                    at a particular interest rate during the period of the
                                                                    swap. Derivatives may also include options, futures and
                                                                    options on futures.

                                                                    The Portfolio may invest in initial public offerings
                                                                    ("IPOs"). An IPO is a company's first offering of stock
                                                                    to the public.

                                                                    The Portfolio may invest in shares of registered
                                                                    investment companies, including exchange-traded funds
                                                                    ("ETFs"). An ETF seeks to track the performance of a
                                                                    particular market index. These indices include both
                                                                    broad-market indices and more narrowly-based indices,
                                                                    including those relating to particular sectors, markets,
                                                                    regions, or industries. ETF shares are traded like
                                                                    traditional equity securities on a national securities
                                                                    exchange or NASDAQ National Market System.

                                                                    The Advisor's selection of securities to buy, sell or
                                                                    borrow is based on proprietary multi-factor computer
                                                                    models. These computer models rank securities based on
                                                                    certain criteria, including valuation ratios,
                                                                    profitability and earnings-related measures.


 Total Market Long/Short             Long-term capital              Using quantitative analysis, the Portfolio invests
 Portfolio                           appreciation consistent        primarily in long and short positions with respect to
                                     with reasonable risk to        equity securities, such as common stocks of U.S. public
                                     principal.                     companies. The Advisor uses proprietary multi-factor
                                                                    computer models to take long positions in securities
                                                                    that the models identify as having reasonable prices,
                                                                    good fundamentals and rising earnings expectations, and
                                                                    short positions in securities that the models identify
                                                                    as not having such attributes.

                                                                    The Portfolio will invest in companies with market
                                                                    capitalizations, at the time of purchase, that are above
                                                                    the smallest capitalization of any stock in the Russell
                                                                    3000(R) Index. In addition, at times, the Portfolio may
                                                                    make significant investments in ADRs listed on the NYSE.
                                                                    The Advisor will determine the size of each long or
                                                                    short position and its impact on the risk to the overall
                                                                    portfolio. Under normal circumstances, the Portfolio
                                                                    will generally have an operating target of 80-120 long
                                                                    positions and 40-80 short positions in its portfolio.

                                                                    The Portfolio invests in long positions in equity
                                                                    securities that the Advisor identifies as undervalued
                                                                    and more likely to appreciate, and takes short positions
                                                                    in equity securities that the Advisor identifies as
                                                                    overvalued and more likely to depreciate. When the
                                                                    Portfolio takes a long position, it purchases a security
                                                                    outright. When the Portfolio takes a short position, it
                                                                    borrows a security from a third party, then sells the
                                                                    security at the current market price in anticipation of
                                                                    purchasing the same security at a later date at a lower
                                                                    price and returning it to the lender. The cash proceeds
                                                                    from short sales may be used to purchase additional
                                                                    securities or for any other purpose. When the Portfolio
                                                                    does this, it may be required to pledge replacement
                                                                    collateral as security to the lender, and may use
                                                                    securities it owns to meet any such collateral
                                                                    obligations.

                                                                    The frequency and size of short sales will vary
                                                                    substantially in different periods as market
                                                                    opportunities change. It is anticipated that, from time
                                                                    to time, the Portfolios' short positions may range from
                                                                    0% to 50% of the value of its net assets.

                                                                    The Portfolio may invest in IPOs. An IPO is a company's
                                                                    first offering of stock to the public.

                                                                    The Advisor's selection of securities to buy and sell is
                                                                    based on proprietary multi-factor computer models. These
                                                                    computer models rank securities based on certain
                                                                    criteria, including valuation ratios, profitability and
                                                                    earnings-related measures.


Principal Risks of Investing in the Portfolios           Stocks may decline over short or even extended periods
                                                         of time. Equity markets tend to be cyclical: there are
                                                         times when stock prices generally increase, and other
                                                         times when they generally decrease. Therefore, you could
                                                         lose money by investing in the Portfolios.

                                                         In addition, each of the Portfolios is subject to the
                                                         additional risk that the particular types of securities
                                                         held long by the Portfolio will underperform other types
                                                         of securities or that the price of these securities will
                                                         move even lower and those held short will outperform
                                                         other types of securities.

                                                         The strategy that the Advisor uses may fail to produce
                                                         the intended result.

                                                         Short sales are a key component of the Portfolios'
                                                         strategies. The Portfolio's short positions involve a
                                                         form of leveraging of the Portfolio's assets, and may
                                                         involve more risk than other funds that do not engage in
                                                         short selling. A Portfolio's short positions may result
                                                         in a loss if the price of the borrowed security
                                                         increases between the date of the short sale and the
                                                         date on which the Portfolio purchases the security to
                                                         replace the borrowed security. This potential loss is
                                                         unlimited because the loss increases as the price of the
                                                         security sold short rises, and the price may rise
                                                         indefinitely. The use of short sales may cause a
                                                         Portfolio to have higher expenses than those of other
                                                         equity mutual funds because of higher transaction costs,
                                                         premiums, interest or dividends payable to the lender.
                                                         Market or other factors may prevent the Portfolio from
                                                         initiating or closing out a short position at the most
                                                         desirable time or at a favorable price. In addition, the
                                                         investment of cash proceeds from a short position in
                                                         equity securities or other investments may increase
                                                         further the volatility of the Portfolio's net asset
                                                         value and investment performance, and may result in
                                                         greater potential investment losses.

                                                         The Portfolios' long positions could decline in value at
                                                         the same time that the value of the securities sold
                                                         short increase; thereby increasing the Portfolios'
                                                         overall potential for loss.

                                                         Until a Portfolio replaces a borrowed security, it is
                                                         required to maintain assets with the lending broker as
                                                         collateral and to maintain a segregated account of cash
                                                         or highly liquid securities with its custodian to cover
                                                         the Portfolio's short position marked-to-market daily.
                                                         Therefore, short sales involve credit exposure to the
                                                         broker that executes the short sale. In addition, a
                                                         security held in a segregated account cannot be sold
                                                         while the position it is covering is outstanding, unless
                                                         it is replaced with a similar security. As a result,
                                                         there is a possibility that segregation of a large
                                                         percentage of a Portfolio's asset could affect its
                                                         portfolio management as well as the ability of the
                                                         Portfolio to meet redemption requests or other current
                                                         obligations.

                                                         Because the Portfolios may engage in active and frequent
                                                         trading of portfolio securities, the portfolio turnover
                                                         rates may be very high. This could result in relatively
                                                         high brokerage commission expenses and other transaction
                                                         costs, which would affect the Portfolios' performances
                                                         over time. In addition, you may incur taxes on any
                                                         realized capital gains.

                                                         An investment in a Portfolio is not a bank deposit and
                                                         is not insured or guaranteed by the Federal Deposit
                                                         Insurance Corporation or any other government agency.

                                                         The Portfolios may make significant investments in ADRs,
                                                         which are depositary receipts issued in registered form
                                                         by a U.S. bank or trust company evidencing ownership of
                                                         underlying securities issued by a foreign company.
                                                         Investments in ADRs involve risks similar to those
                                                         accompanying direct investments in foreign securities.

                                                         Foreign stocks involve special risks not typically
                                                         associated with U.S. stocks. Foreign investments may be
                                                         riskier than U.S. investments because of factors such as
                                                         foreign government restrictions, changes in currency
                                                         exchange rates, incomplete financial information about
                                                         the issuers of securities, and political or economic
                                                         instability. Foreign stocks may be more volatile and
                                                         less liquid than U.S. stocks.

                                                         The values of growth stocks may be more sensitive to
                                                         changes in current or expected earnings than the values
                                                         of other stocks. In addition, the market value of IPO
                                                         shares could fluctuate considerably due to factors such
                                                         as the absence of a prior public market, unseasoned
                                                         trading, the small number of shares available for
                                                         trading and limited information about the issuer.

                                                         When the Portfolio's asset base is small, a significant
                                                         portion of the Portfolio's performance could be
                                                         attributable to investments in IPOs, because such
                                                         investments would have a magnified impact on the
                                                         Portfolio. As the Portfolio's assets grow, the effect of
                                                         the Portfolio's investment in IPOs on the Portfolio's
                                                         performance probably will decline, which could reduce
                                                         the Portfolio's performance.

                                                         The Portfolios use various investment methods in seeking
                                                         to reduce the impact of federal and state income taxes
                                                         on shareholders' returns. Accordingly, the Portfolios
                                                         may miss the opportunity to realize gains or reduce
                                                         losses as a result of this tax managed investment
                                                         strategy.

Absolute Return Portfolio                                The Portfolio's use of derivatives involves risks that
                                                         may be different from the risks associated with
                                                         investing directly in the underlying assets, including
                                                         the risk that changes in the value of the derivative may
                                                         not correlate perfectly with the underlying asset,
                                                         interest rate or index.

                                                         The price of swaps can be very volatile and result in
                                                         losses to the Portfolio. Swap agreements are also
                                                         subject to the risk that the swap counterparty will
                                                         default on its obligations. If such a default occurs,
                                                         the Portfolio will have to rely on its contractual
                                                         remedies (which may be limited by bankruptcy, insolvency
                                                         or similar laws) pursuant to the agreements related to
                                                         the transaction.

                                                         If the Portfolio invests in shares of another registered
                                                         investment company, such as an ETF, shareholders would
                                                         bear not only their proportionate share of the
                                                         Portfolio's expenses, but also similar expenses of the
                                                         other fund. In addition, the price movement of an ETF
                                                         may not track the underlying index, which may result in
                                                         a loss.

Portfolio Holdings                                       A description of the Portfolios' policies and procedures
                                                         with respect to the disclosure of their portfolio
                                                         holdings is available in the Portfolios' combined
                                                         Statement of Additional Information ("SAI").

Who May Want to Invest in the                            The Portfolios may be appropriate for you if you want
    Portfolios                                           your capital to grow over the long term, are investing
                                                         for goals several years away, and are comfortable with
                                                         stock market risks.

Bar Charts and Performance Tables                        Because the Portfolios have not commenced operations as
                                                         of the date of this prospectus, information on the
                                                         Portfolios' performance is not included in this section.
                                                         Bar charts and performance tables will be available
                                                         after the Portfolios have been operating for one
                                                         calendar year.

Fees and Expenses of the Portfolios

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

-----------------------------------------------------------------------------------------------------------------
                                                           Absolute Return                 Total Market
                                                              Portfolio                Long/Short Portfolio
-----------------------------------------------------------------------------------------------------------------
Shareholder Fees
  (fees paid directly from your investment)
Maximum Account Fee
  (annual percentage of assets under
   management (1), (2)                                          1.25%                          1.25%
-----------------------------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses (expenses
that are deducted from Portfolio assets) (3)
-----------------------------------------------------------------------------------------------------------------
Management Fees                                                   %                              %
-----------------------------------------------------------------------------------------------------------------
Other Expenses (4)                                                %                              %
-----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                         %                              %
-----------------------------------------------------------------------------------------------------------------

-------------------------
1. Investors in each Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). The actual annual fees ("Client Fees") charged by the Glenmede Trust and Affiliates for such services vary depending on a number of factors, including the particular services provided to the client, but are generally lower than 1.25% of the client's assets under management. Investors also may have to pay various fees to others to become shareholders of the Portfolio. See "Purchase of Shares."

2. Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating Client Fees.

3. "Annual Portfolio Operating Expenses" are based on expenses expected to be incurred in the current fiscal year.

4. "Other Expenses" are based on estimated amounts for the Portfolios' current fiscal year, and include costs of administration, custody, accounting services, similar expenses and dividends on securities which the Portfolio has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Portfolio's unrealized gain or reducing the Portfolio's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Portfolio's total expense ratio. "Other Expenses" also includes shareholder servicing fees of ___% of average daily net assets payable to Glenmede Trust by the Portfolios.

Example

      This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                       1 Year        3 Years
                                                       ------        -------

Absolute Return Portfolio.........................       $              $
Total Market Long/Short Portfolio.................       $              $

                                   INVESTMENTS

Objective and Principal Strategies

      To help you decide which Portfolio is appropriate for you, this section looks more closely at the Portfolios' investment objectives and policies. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Portfolio.

      Each Portfolio's investment objective may be changed by the Board of Directors (the "Board") of The Glenmede Fund, Inc. (the "Fund") without shareholder approval.

      Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker's acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. Government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. A defensive position, taken at the wrong time, would have an adverse impact on that Portfolio's performance. To the extent a Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective.

      Each Portfolio takes a long position by purchasing a security outright. When a Portfolio takes a short position, it borrows a security and then sells the security at the current market price in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the Portfolio buys the same security in the market and returns it to the lender. A Portfolio makes money when the market price of the borrowed security goes down after the short sale because it will have to pay less to replace the borrowed security than it received when it sold the security short. Conversely, if the price of the security goes up after the sale, a Portfolio will lose money because it will have to pay more to replace the borrowed security than it received when it sold the security short.

      The Advisor may buy a security for a Portfolio's long portfolio when it believes that the security is undervalued, and may take a short position in a security when it believes that the security is overvalued.

Absolute Return Portfolio

      The investment objective of the Absolute Return Portfolio is to provide absolute return consistent with reasonable risk to principal.

      The Advisor attempts to achieve the Portfolio's objective by investing, under normal circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities of U.S. public companies. This is a non-fundamental investment policy that can be changed by the Board. Equity securities include common stocks. The Advisor uses proprietary multi-factor computer models to take long positions in securities and derivatives on those securities that the models identify as having reasonable prices, good fundamentals and rising earnings expectations and short positions in securities and derivatives on those securities that do not have these attributes. At times, the Portfolio may make significant investments in ADRs listed on the NYSE. Under normal circumstances, the Portfolio will generally have an operating target of 80-120 long positions ranging from 75% to 100% of net assets and 60-100 short positions in its portfolio, ranging from 70% to 95% of net assets. The Portfolio may also invest in IPOs and other registered investment companies, including ETFs.

      The Portfolio may use derivatives, which are financial contracts whose values depend on the values of other investments, exchange rates or indices, in connection with its strategies to hedge and manage risk and to increase its return. In particular, the Portfolio may use index, interest rate, total return or equity swaps to establish long and short positions. Derivatives may also include options, futures and options on futures.

      There may be times when the Portfolio holds a significant portion of its assets in cash or cash equivalents as a temporary defensive measure, although the Portfolio generally intends to have all it assets invested (either long or short) in equities at all times.

      The Portfolio invests in companies with market capitalizations, at the time of purchase, that are above the smallest capitalization of any stock in the Russell 3000 Index. This amount was $__ billion as of May 31, 2006.

      The Advisor's selection of securities to buy, sell or borrow is based on a combination of proprietary multi-factor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. Then the Advisor uses additional models focused on risk analysis and overall portfolio characteristics to select securities for the Portfolio.

Total Market Long/Short Portfolio

      The investment objective of the Total Market Long/Short Portfolio is to provide long-term capital appreciation consistent with reasonable risk to principal.

      The Advisor attempts to achieve the Portfolio's objective by investing, under normal circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities of U.S. public companies. This is a non-fundamental investment policy that can be changed by the Board. Equity securities include common stocks. The Advisor uses proprietary multi-factor computer models to take long positions in securities that the models identify as having reasonable prices, good fundamentals and rising earnings expectations and short positions in securities that do not have these attributes. At times, the Portfolio may make significant investments in ADRs listed on the NYSE. Under normal circumstances, the Portfolio will generally have an operating target of 80-120 long positions ranging from 80% to 100% of net assets and 40-80 short positions in its portfolio, ranging from 0% to 50% of net assets. The Portfolio may also invest in IPOs.

      The Portfolio intends, under normal circumstances, to have up to 10% of its assets in cash or cash equivalent.

      The Portfolio invests in companies with market capitalizations, at the time of purchase, that are above the smallest capitalization of any stock in the Russell 3000 Index. This amount was $___ billion as of May 31, 2006.

      The Advisor's selection of securities to buy, sell or borrow is based on a combination of proprietary multi-factor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. Then the Advisor uses additional models focused on risk analysis and overall portfolio characteristics to select securities for the portfolio.

Risks

      The following supplements the risks of investing in any of the Portfolios that have been described above in the Risk/Return Summary.

Short Sales

      The Portfolios engage in short selling activities that are significantly different from the investment activities of, and involve more risks than, other funds that do not engage in short selling. If a security is sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The Portfolios will also incur transaction costs in effecting short sales. The amount of gain will be decreased, and the amount of any loss increased, by the amount of the premium, interest, dividends and transaction costs a Portfolio may be required to pay in connection with the short sale. Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the stock plus the transaction costs. By contrast, there is no maximum attainable price of a shorted security. Therefore, the theoretical loss on securities sold short is unlimited. By contrast, the gain on a short sale, before transaction costs, is generally limited to the difference between the price at which the borrowed security is sold and the price paid to purchase the security to return it to the lender.

      In addition, a Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. This would occur, for example, if the lender of the borrowed security requires a Portfolio to return the security on short notice and the Portfolio is unable to borrow the security from another lender, which may require the Portfolio to purchase the borrowed security at an unfavorable price, resulting in a loss.

      The Portfolios may, during the term of any short sale, use the cash proceeds to purchase additional securities or for any other purposes. Because cash proceeds are Portfolio assets which are typically used to satisfy the lender's collateral requirements for the short sale, the reinvestment of these cash proceeds may require a Portfolio to post as collateral other securities that it owns. For these and other reasons, a Portfolio might be required to liquidate long and short positions at times that may be disadvantageous to the Portfolio.

Derivatives

      The use of derivative instruments by the Absolute Return Portfolio may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Some of the risks of investing in derivatives include (i) the risk that the other party to the derivative contract may fail to fulfill its obligations; (ii) the risk that the use of derivatives may reduce liquidity and make the Portfolio harder to value, especially in declining markets; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and (iv) the risk that the Portfolio may suffer disproportionately heavy losses relative to the amount invested if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or credit events. The Portfolio may invest in derivative instruments to increase total return and for hedging purposes. Investing to increase total return is considered a speculative practice and presents even greater risk of loss.

Swaps

      The use of index, interest rate, equity or total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Absolute Return Portfolio's transactions in swaps can be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio's direct investments in equity securities and short sales.

      Transactions in swaps can involve greater risks than if the Absolute Return Portfolio had invested in securities directly since, in addition to general market risks, swaps are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because swaps are two party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Absolute Return Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and valued subjectively. Swaps may be subject to pricing or "basis" risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

      The prices of swaps can be volatile, and a variance in the degree of volatility or in the direction of market values or interest rates from the Advisor's expectations may produce significant losses in the Absolute Return Portfolio's investments in the swaps. In addition, a perfect correlation between a swap and the price of its underlying index, interest rate or security may be impossible to achieve. As a result, the Advisor's use of swaps may not be effective in fulfilling the Advisor's investment strategies and may contribute to losses that would not have been incurred otherwise.

Exchange-Traded Funds

      The Absolute Return Portfolio may invest in other registered investment companies, including ETFs within the limitations prescribed by the Investment Company Act of 1940. These limitations include a prohibition on the Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

      An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

Foreign Securities

      The Portfolios may make significant investments in ADRs, which involve risks similar to those accompanying direct investment in foreign securities. There are substantial risks involved in investing in foreign securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on a Portfolio's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Portfolio's shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in a Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.

      Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent a Portfolio from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose a Portfolio to losses due either to subsequent declines in the value of the portfolio security or, if the security has been sold, to claims by the purchaser.

      There are additional risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories.

Selection of Investments

      The Advisor evaluates the rewards and risks presented by all securities purchased by the Portfolios and how they may advance the Portfolios' investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

      In addition, under normal circumstances, the Portfolios' investment selection process may result in the Advisor taking long positions in a market sector or industry that is not offset, or not offset to the same extent, by corresponding short positions in the same market sector or industry, and vice versa. This may result in increased risk and opportunity for loss should the securities in a particular market sector or industry not perform as predicted by the Advisor's selection process.

Portfolio Turnover

      The Portfolios may engage in active and frequent trading of portfolio securities. High portfolio turnover may involve correspondingly greater expenses to the Portfolios, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover may also increase share price volatility and result in realization of taxable capital gains to shareholders with taxable accounts, including short-term capital gains, and may adversely impact a Portfolio's after-tax returns. Trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio's performance.

Other Types of Investments

      This Prospectus describes each Portfolio's principal investment strategies, and the particular types of securities which each Portfolio may select for investment. Each Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies--and the risks involved--are described in the SAI, which is referred to on the Back Cover of this Prospectus.

                            PRICE OF PORTFOLIO SHARES

      The price of shares issued by each Portfolio is based on its net asset value ("NAV"). Each Portfolio's NAV per share is determined as of the close of regular trading hours of the NYSE, currently 4:00 p.m. (Eastern Time), on each day that the Exchange is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Portfolios may determine to price their shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.

      Each Portfolio's investments generally are valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith using methods determined by the Fund's Board. The Advisor and Custodian regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, the Fund's Valuation Committee or Chairman, as appropriate, submits a report describing any security that has been fair valued and the basis for the fair value determination.

      The following are examples of situations that may constitute significant events that could render a market quotation for a specific security "not readily available" and require fair valuation of such security: (i) the security's trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security's primary pricing source is not able or willing to provide a price; (vi) trading of the security is subject to local government-imposed restrictions; (vii) foreign security has reached a pre-determined range of trading set by a foreign exchange ("limit up" or "limit down" price), and no trading has taken place at the limit up price or limit down price; (viii) natural disasters, armed conflicts, and significant government actions; (ix) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days' closing levels of one or more benchmark indices approved by the Board; (x) the security's sales have been infrequent or a "thin" market in the security exists; and/or (xi) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a "thin" market in the security.

      The frequency with which a Portfolio's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

      Valuing a Portfolio's investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Portfolio's net asset value and the prices used by other investment companies, investors and the Portfolio's benchmark index to price the same investments.

                               PURCHASE OF SHARES

      Shares of each Portfolio are sold without a sales commission on a continuous basis to Glenmede Trust acting on behalf of its clients or the clients of its Affiliates ("Clients") and to employee benefit plans and institutions, including brokers acting on behalf of their clients (the "Institutions"), at the NAV per share next determined after receipt, in proper order, of the purchase order by the Fund's transfer agent. We consider orders to be in "proper order" when all required documents are properly completed, signed and received. There are no minimum initial or subsequent investment requirements for the Portfolios. Glenmede Trust has informed the Fund that it and its Affiliates' minimum initial investment requirements for their Clients' investments in the Portfolios is $25,000; the minimum for subsequent investments for each Portfolio is $1,000. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. Other Institutions may have such requirements. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust or the Institutions. If you wish to purchase shares in the Fund, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

      The Fund reserves the right, in its sole discretion, to reject any purchase order, when, in the judgment of management, such rejection is in the best interests of the Fund and its shareholders.

      Your Institution may charge you for purchasing or selling shares of a Portfolio. There is no transaction charge for shares purchased directly from a Portfolio through Glenmede Trust.

      Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.

                              REDEMPTION OF SHARES

      You may redeem shares of each Portfolio at any time, without cost, at the NAV per share next determined after the Fund's transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, contact Glenmede Trust by telephone or facsimile or contact your Institution.

      You will ordinarily be paid your redemption proceeds within one business day, but in no event more than seven days, after the transfer agent receives your order in proper form. The Fund may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the Securities and Exchange Commission.

      Redemption proceeds are normally paid in cash, although the Fund has the right to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio's NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities.

              ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION
                           OF SHARES OF THE PORTFOLIOS

      The Fund may appoint one or more entities as its agent to receive purchase and redemption orders of shares of the Portfolios and cause these orders to be transmitted, on an aggregated basis, to the Fund's transfer agent. In these instances, orders are effected at the NAV per share next determined after receipt of that order by the entity, if the order is actually received by the transfer agent not later than the next business morning.

             FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

      Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing in a non-money market portfolio may disrupt portfolio management strategies; harm the performance of the Portfolios; dilute the value of Portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for the Portfolios that invest to a significant extent in foreign securities, foster time-zone arbitrage.

      The Fund does not knowingly accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Fund's shares, the Fund has established the following procedures designed to discourage market timing of the Portfolio. The Fund will enforce its policies and procedures to discourage market timing of the Fund's shares equitably on all shareholders. There is no guarantee that the Fund will be able to identify individual shareholders who may be market timing the Portfolio or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.

      Shares of the Portfolios may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors' trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust seeks to obtain underlying account trading activity information from the financial intermediaries. Available information relating to trading activity is reviewed on a periodic basis to identify accounts that may be engaging in excessive trading based on criteria established by Glenmede Trust. If this information shows that an investor's trading activity suggests market timing, Glenmede Trust will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. If a third-party financial intermediary does not provide underlying account trading activity information, Glenmede Trust will determine what action to take, including terminating the relationship with the financial intermediary.

                           DIVIDENDS AND DISTRIBUTIONS

      The Portfolios normally distribute substantially all of their net investment income to shareholders in the form of a quarterly dividend.

      The Portfolios normally distribute any realized net capital gains at least once a year.

                                      TAXES

      The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.

Distributions

      Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

      Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

      Distributions of "qualifying dividends" will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Portfolio (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualifying dividends"), then all distributions paid by the Portfolio to individual shareholders will be taxed at long-term rates. But if less than 95% of the gross income of a Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower rates to apply, you must have owned your Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio's ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Portfolio's distributions that qualify for this favorable treatment may be reduced as a result of the Portfolio's securities lending activities (if any), a high portfolio turnover rate, or investments in debt securities or "non-qualified" foreign corporations.

      Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid December 31.

      A portion of distributions paid by a Portfolio to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Portfolio's securities lending activities, if any, by a high Portfolio turnover rate or by investments in non-U.S. corporations.

      If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend".

      It is contemplated that the Absolute Return Portfolio will invest in derivative securities, including swaps, futures and options on futures, and both Portfolios will engage in short sales. The tax treatment of these sorts of transactions is complex and may result in the recognition by that Portfolio of significant amounts of short-term capital gain and ordinary income. This, in turn, may cause significant portions of the distributions by that Portfolio to shareholders to be taxable at ordinary income rates. Also, in some cases, these transactions may cause the Portfolio to recognize income or gain without any corresponding receipt of cash, in which case the Portfolio may have to liquidate other positions to enable it to distribute the amount of that income or gain to shareholders so as to avoid incurring corporate-level tax.

Sales and Exchanges

      You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you sell or exchange them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

      Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans

      The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding

      Each Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service ("IRS") a percentage of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

      A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Portfolio) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Portfolio's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Portfolio's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest" or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Portfolio.

State and Local Taxes

      You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Portfolio's distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions

      Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and the taxation of dividends at the long-term capital gain rate will be discontinued for taxable years beginning after December 31, 2010.

      Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

                          MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

      Glenmede Advisers, Inc., with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolios. The Advisor is a wholly-owned subsidiary of Glenmede Trust. [As of May 31, 2006, the Fund and The Glenmede Portfolios were the Advisor's only accounts.]

      Under Investment Advisory Agreements with the Fund, the Advisor, subject to the control and supervision of the Fund's Board and in conformance with the stated investment objective and policies of each Portfolio, manages the investment and reinvestment of the assets of each Portfolio. It is the responsibility of the Advisor to make investment decisions for each Portfolio and to place each Portfolio's purchase and sale orders.

      The Advisor is entitled to receive management fees from the Fund for its investment services provided to the Absolute Return Portfolio and the Total Market Long/Short Portfolio at the annual rate of [___%] [and] [___%][, respectively,]of each such Portfolio's average daily net assets.

      The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of its assets, and not as an additional charge to the Portfolios, to selected institutions that provide services to its customers who are beneficial owners of the Portfolios and other persons in connection with servicing and/or selling of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.

      A discussion regarding the Board's basis for approving the Investment Advisory Agreements will be available in the Fund's annual report to shareholders for the fiscal year ending October 31, 2006.

      Vladimir de Vassal, CFA, First Vice President and Director of Quantitative Research of the Advisor, is primarily responsible for the management of the Portfolios. Mr. de Vassal has been employed by the Advisor since 2004 and Glenmede Trust since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp.

      Paul T. Sullivan, Vice President, Portfolio Manager and Research Analyst of the Advisor, assists Mr. de Vassal in the management of the Portfolios by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor since 2004 and Glenmede Trust since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co., where he was a supervisor in the mutual fund accounting department.

      The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of shares of the Fund Portfolios they manage.

                               GENERAL INFORMATION

      If you have any questions regarding the Portfolios contact the Fund at the address or telephone number stated on the back cover page.

                              FINANCIAL HIGHLIGHTS

      Financial highlights for the Portfolios are not presented as the Portfolios had not commenced operations as of the date of this Prospectus.

Where to find more information

More Portfolio information is available to you upon request and without charge:

Statement of Additional Information (SAI)

The SAI includes additional information about the Portfolios' investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference).

You can get free copies of the Portfolios' SAI by calling or writing to the address shown below. This document is not available on or through the Fund's website because the Fund does not currently have an internet website. You may also request other information about the Portfolios, and make inquiries.

Write to:

                  The Glenmede Fund, Inc.
                  200 Clarendon Street, LEG13
                  Boston, MA  02116

  By phone:
                  1-800-442-8299

Information about the Portfolios (including the Portfolios' SAI) can be reviewed and copied at the Securities and Exchange Commission's ("SEC") Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

The Glenmede Fund, Inc.'s Investment Company Act File No. is 811-05577

The third party marks appearing above are the marks of their respective owners.

                             THE GLENMEDE FUND, INC.
                                 (800) 442-8299

                            ABSOLUTE RETURN PORTFOLIO
                        TOTAL MARKET LONG/SHORT PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                               September ___, 2006

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with The Glenmede Fund, Inc.'s (the "Fund") current prospectus dated September ___, 2006, as amended or supplemented from time to time (the "Prospectus") with respect to the Absolute Return Portfolio and the Total Market Long/Short Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). No investment in shares of a Portfolio should be made without first reading the Prospectus of the Portfolio. This SAI is incorporated by reference in its entirety into each Prospectus. A copy of the Prospectus is available without charge, upon request, by calling the Fund at the above telephone number.

      Capitalized terms used in this SAI and not otherwise defined have the same meanings given to them in the Prospectus.

                                Table of Contents                           Page
THE FUND......................................................................2
INVESTMENT STRATEGIES.........................................................2
COMMON INVESTMENT POLICIES AND RISKS..........................................7
PRICE OF PORTFOLIO SHARES....................................................13
PURCHASE OF SHARES...........................................................14
REDEMPTION OF SHARES.........................................................14
SHAREHOLDER SERVICES.........................................................14
PORTFOLIO TURNOVER...........................................................14
INVESTMENT LIMITATIONS.......................................................15
MANAGEMENT OF THE FUNDS......................................................17
INVESTMENT ADVISORY AND OTHER SERVICES.......................................23
PORTFOLIO TRANSACTIONS.......................................................27
ADDITIONAL INFORMATION CONCERNING TAXES......................................28
GENERAL INFORMATION..........................................................29
FINANCIAL STATEMENTS.........................................................30
OTHER INFORMATION............................................................30
APPENDIX A -- DESCRIPTION OF SECURITIES AND RATINGS.........................A-1
APPENDIX B - PROXY VOTING PROCEDURES........................................B-1

                                    THE FUND

      The Fund was organized as a Maryland corporation on June 30, 1988. The Fund's Articles of Incorporation authorize its Board of Directors (the "Board") to issue 2,500,000,000 shares of common stock, with a $.001 par value. The Board has the power to subdivide these shares into one or more investment portfolios from time to time. The Board also has the power to designate separate classes of shares within the same Portfolio. The Fund is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the Fund offers shares of the following thirteen
Portfolios: Absolute Return Portfolio, Core Fixed Income Portfolio, Government Cash Portfolio, International Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Philadelphia International Fund, Small Cap Equity Portfolio (Advisor Shares and Institutional Shares), Strategic Equity Portfolio, Tax-Exempt Cash Portfolio, Total Market Long/Short Portfolio, and U.S. Emerging Growth Portfolio. Each Portfolio is classified as diversified. This SAI pertains to the Absolute Return and Total Market Long/Short Portfolios.

                              INVESTMENT STRATEGIES

      The following investment strategies supplement those set forth in the Fund's Prospectus for the Absolute Return Portfolio and Total Market Long/Short Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Unless specified below and except as described under "Investment Limitations", the following investment strategies are not fundamental and the Board may change such strategies without shareholder approval.

Absolute Return Portfolio and Total Market Long/Short Portfolio

      The Portfolios will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued.

      From time to time, the Portfolios' advisor may revise its equity computer model programs to try to maintain or enhance a Portfolio's performance.

      The Portfolios will not engage in "market timing" transactions. However, for temporary defensive purposes, each Portfolio may invest a significant portion of its assets in cash, short-term instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers' acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody's, U.S. Government securities, repurchase agreements or in similar money market securities.

Absolute Return Portfolio

Derivative Instruments

      In the course of pursuing its investment strategies, the Absolute Return Portfolio may invest in derivative instruments. Derivatives may be used in a variety of ways to meet the objectives of the advisor. Options, futures contracts, forward contracts, and swaps are examples of derivative instruments. Futures and options are commonly used for traditional hedging and cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Portfolio's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

      The use of certain derivative instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission. The Fund, on behalf of the Absolute Return Portfolio, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, and therefore, is not subject to registration or regulation as a commodity pool operator under that Act with respect to the Portfolio.

      Swaps. The Absolute Return Portfolio may enter into swaps for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. The gross returns to be paid or "swapped" between the parties are generally calculated with respect to a "notional amount," for example, the increase or decrease in value of a particular dollar amount invested in the assets. The agreement can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. For example, index swaps involve the exchange by a party with another party of the respective amounts payable with respect to the notional principal amount at interest rates equal to specified indices; interest rate swaps involve the exchange by a party with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments; and equity swaps are generally contracts that obligate one party to pay the positive return and the other party to pay the negative return on a specific security or basket of securities.

      Under a swap, payments may be made at the conclusion of the swap or periodically during its term. Normally, however, the Advisor may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to the Portfolio's accrued obligation under the swap.

      As an investment company registered with the SEC, the Fund must "set aside" (often referred to as "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures to "cover" open positions with respect to certain kinds of derivatives instruments. In the case of swaps that are not contractually required to cash settle, for example, the Portfolio must set aside liquid assets equal to the full notional value of the swaps while the positions are open. With respect to swaps that are contractually required to cash settle, however, the Portfolio is permitted to set aside liquid assets in an amount equal to the Portfolio's daily marked-to-market net obligations (i.e. the Portfolio's daily net liability) under the swaps, if any, rather than their full notional value. The Portfolio reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation. By setting aside assets equal to only its net obligations under cash-settled swaps, the Absolute Return Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full notional amount of the swaps.

      The Portfolio will generally enter into swaps on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap contract or periodically during its term. Since swaps normally do not involve the delivery of securities or other underlying assets, the risk of loss with respect to swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio's exposure, the Portfolio and its Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

      Purchasing Put and Call Options. An option is a contract giving its owner the right, but not the obligation, to buy (call) or sell (put) a specified instrument at a fixed price during a specified period. By purchasing a put option, the purchaser obtains the right to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price (premium) for the option. Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

      The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

      The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

      Writing Put and Call Options. The writer (seller) of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes.

      If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

      Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

      The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

      Combined Positions. A combined position involves purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities and some are based on indices of securities prices. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

      The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the purchaser's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When selling a futures contract, by contrast, the value of the futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. However, there is a risk that the price behavior of the futures contract may not correlate with that of the instrument being hedged.

      Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. The potential for loss related to writing options is unlimited.

      Risks of Options and Futures Contracts. While the Absolute Return Portfolio may benefit from the use of futures and options on futures, unanticipated changes in securities prices may result in poorer overall performance than if the Portfolio had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Portfolio may be exposed to additional risk of loss. The loss incurred by the Portfolio in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. In addition, futures markets are highly volatile and the use of futures may increase the volatility of the Portfolio's net asset value. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Portfolio.

      In addition, there is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

      The Fund must segregate liquid assets, or engage in other SEC- or staff-approved measures to "cover" open positions with respect to the Absolute Return Portfolio's transactions in futures contracts. In the case of futures contracts that are not contractually required to cash settle, for example, the Absolute Return Portfolio must set aside liquid assets equal to the full notional value of the futures contracts while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, the Portfolio is permitted to set aside liquid assets in an amount equal to the Portfolio's daily marked-to-market net obligations (i.e. the Portfolio's daily net liability) under the futures contracts, if any, rather than their full notional value. The Portfolio reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation. By setting aside assets equal to only its net obligations under cash-settled futures contracts, the Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full notional amount of the futures contracts.

      Over-the-Counter Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are not subject to the same type of government regulation as exchange-traded options, and many of the protections afforded to participants in a regulated environment may not be available in connection with the OTC transactions.

      Indexed Securities. An indexed security is an instrument whose price is indexed to the price of another security, security index, currency, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

      The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Exchange-Traded Funds

      The Portfolio may invest in shares of registered investment companies, including exchange-traded funds ("ETFs"). ETFs seek to track the performance of a particular market index, and are a type of index fund bought and sold on a securities exchange. These indices include not only broad-market indices but more narrowly-based indices as well, including those relating to particular sectors, markets, regions or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System. The Absolute Return Portfolio may purchase ETF shares as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the ETF's portfolio at times when the Portfolio may not be able to buy those portfolio securities directly. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Because most ETFs are investment companies, the Portfolio's purchase of ETF shares generally are subject to the percentage limitations described below under "Investment Company Securities".

      An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Portfolio could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional open-end funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

                      COMMON INVESTMENT POLICIES AND RISKS

Borrowing

      As a temporary measure for extraordinary or emergency purposes, each Portfolio may borrow money from banks in amounts not exceeding one-third of its total assets. However, none of the Portfolios will borrow money for speculative purposes. If the market value of a Portfolio's securities should decline, the Portfolio may experience difficulty in repaying the borrowing. Borrowing of securities in connection with short sales and equity swap transactions are not subject to this limitation.

Credit Risks

      Because the Portfolios may invest in fixed-income securities, they are subject to "credit risk" -- the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

      Ratings published by nationally recognized statistical rating organizations are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

Depositary Receipts

      The Portfolios may purchase certain sponsored or unsponsored depositary receipts. In sponsored programs, an issuer makes arrangements to have its securities traded in the form of depositary receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in depositary receipts will be deemed to be investments in the underlying securities. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts.

      The Portfolios may invest in ADRs. ADRs are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.

      Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Investments in ADRs, involve risks similar to those accompanying direct investments in foreign securities.

Foreign Securities

      The Portfolios may invest in foreign securities. Such investments may involve higher costs than investments in U.S. securities, including higher transaction costs and additional taxes by foreign governments. Foreign investments may also present additional risks associated with currency exchange rates, differences in accounting, auditing and financial reporting standards, holding securities in domestic and foreign custodian banks and depositories, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividends, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations.

      Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Portfolio are uninvested and no return is earned. The inability of a Portfolio to make intended security purchases due to these and other settlement problems could cause such Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Additionally, a Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

      Although the Portfolios may invest in securities denominated in foreign currencies, the Portfolios value their securities and other assets in U.S. dollars. As a result, the NAV of the Portfolios' shares may fluctuate with U.S. dollar exchange rates as well as with price changes of a Portfolio's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Portfolios make their investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolios' securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Portfolios' securities in their local markets. In addition to favorable and unfavorable currency exchange rate developments, the Portfolios are subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Illiquid Securities

      The Portfolios will not invest more than 15% of their respective net assets in securities that are illiquid. These securities are subject to the risk that should a Portfolio need to dispose of such securities, there may not be a ready market or the Portfolio may have to sell such securities at an undesirable price. Illiquid securities include securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund's books (including repurchase agreements in excess of seven days).

Initial Public Offerings

      An initial public offering ("IPO") is a company's first offering of stock to the public. The Portfolios may invest in IPOs.

      An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

      When a Portfolio's asset base is small, a significant portion of the Portfolio's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio's assets grow, the effect of the Portfolio's investments in IPOs on the Portfolio's performance probably will decline, which could reduce the Portfolio's performance. Because of the price volatility of IPO shares, a Portfolio may choose to hold IPO shares for a very short period of time. This may increase the portfolio turnover and may lead to increased expenses to the Portfolio, such as commissions and transaction costs. By selling IPO shares, the Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Portfolio will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

      The Portfolios' investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Interest Rate Risks

      The Portfolios may invest in fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks.

Investment Company Securities

      In connection with the management of their daily cash positions, each Portfolio may invest in securities issued by other open-end or closed-end investment companies, including, with respect to the Absolute Return Portfolio, ETFs. Except as otherwise permitted under the 1940 Act, each Portfolio limits its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company's advisory fees and other expenses, in addition to the expenses the Portfolio bears directly in connection with its own operations. Furthermore, the investment company securities in which a Portfolio invests may decline in value.

Repurchase Agreements

      Each Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its advisor. Under normal circumstances, however, the Portfolios will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of the total assets of the particular Portfolio to be subject to repurchase agreements.

      In effect, by entering into a repurchase agreement, a Portfolio is lending its funds to the seller at the agreed upon interest rate, and receiving a security as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

      In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price.

      If the seller defaults on its repurchase obligation, a Portfolio holding such obligation will suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Portfolio might be delayed pending court action.

      Repurchase agreements that do not provide for payment to a Portfolio within seven days after notice without taking a reduced price are considered illiquid securities.

Reverse Repurchase Agreements

      The Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement the Portfolio sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Portfolio is temporarily borrowing funds at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. The Portfolio retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security by remitting the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide the Portfolio with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

      A Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain liquid securities at least equal to its purchase obligations under these agreements. The Portfolio's advisor will consider the creditworthiness of the other party in determining whether a Portfolio will enter into a reverse repurchase agreement.

      A Portfolio is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

      The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed.

Securities Lending

      Each Portfolio may lend its portfolio securities with a value of up to one-third of its total assets (including the value of the collateral for the loans) to qualified brokers, dealers, banks and other financial institutions who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. A Portfolio may lend its portfolio securities only when the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Portfolio's advisor in making decisions with respect to the lending of securities, subject to review by the Fund's Board.

      When lending portfolio securities, the securities may not be available to a Portfolio on a timely basis. Therefore, a Portfolio may lose the opportunity to sell the securities at a desirable price. Such loans would also involve risks of delay in receiving additional collateral if the value of the collateral decreases below the value of the securities loaned or even the loss of rights to the collateral should the borrower of the securities fail financially. Additionally, if a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action. A Portfolio may, from time to time, pay negotiated fees in connection with the lending of securities.

      The Portfolios may invest the cash collateral received in short-term money market instruments, including commercial paper, money market mutual funds, certificates of deposit, time deposits and other short-term bank obligations, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and other highly rated liquid investments.

Short Sales

      A security is sold short when a Portfolio sells a security it does not own. To sell a security short, a Portfolio must borrow the security from a broker to deliver it to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay the lender any dividends or interests which accrue during the period of the loan. In order to borrow the security, the Portfolio may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      A Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Portfolio may be required to pay in connection with the short sale. Whether a Portfolio will be successful in utilizing a short sale will depend, in part, on the Advisor's ability to correctly predict whether the price of a security it borrows to sell short will decrease.

      The use of short sales is a primary investment of each Portfolio. Each Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until the Portfolio replaces a borrowed security. Depending on arrangements made with the broker or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the broker or custodian. Because of this asset segregation requirement, a Portfolio may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Portfolio shares. In the alternative, the Portfolio could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the Securities and Exchange Commission.

      There is no guarantee that a Portfolio will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, a Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to a Portfolio. In addition, the use of short sales may result in a Portfolio realizing more short-term capital gains than it would if the Portfolio did not engage in short sales.

      The Portfolios anticipate that the frequency of short sales will vary substantially in different periods. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 100% of the value of a Portfolio's net assets.

U.S. Government Obligations

      The Portfolios may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

"When Issued", "Delayed Settlement", and "Forward Delivery" Securities

      Each Portfolio may purchase and sell securities on a "when issued," "delayed settlement" or "forward delivery" basis. "When issued" or "forward delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. "When issued" or "forward delivery" transactions may be expected to occur one month or more before delivery is due. "Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a Portfolio in a "when issued", "delayed settlement" or "forward delivery" transaction until the Portfolio receives payment or delivery from the other party to the transaction. A Portfolio will maintain a separate account of cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although a Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

      A Portfolio will engage in "when issued" transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a Portfolio engages in "when issued," "delayed settlement" or "forward delivery" transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. Each Portfolio's "when issued", "delayed settlement" and "forward delivery" commitments are not expected to exceed 30% of its total assets absent unusual market circumstances, and each Portfolio will only sell securities on such a basis to offset securities purchased on such a basis.

      Securities purchased or sold on a "when issued", "delayed settlement" or "forward delivery" basis are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed settlement transactions, a Portfolio relies on the seller to complete the transaction; the seller's failure to do so may cause a Portfolio to miss an advantageous price or yield.

                            PRICE OF PORTFOLIO SHARES

      The NAV per share of each Portfolio is determined by dividing the total market value of its investments and other assets, less liabilities, by the total number of its shares outstanding.

      Equity securities listed on a U.S. securities exchange for which quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices.

      When market quotations are unavailable or when events occur that make established valuation methods unreliable, the Portfolios' investments will be valued at fair value as determined in good faith using methods determined by the Board.

                               PURCHASE OF SHARES

      The purchase price of shares of each Portfolio is the NAV next determined after receipt of the purchase order by the particular Fund. It is the responsibility of The Glenmede Trust Company, N.A. ("Glenmede Trust") or Institutions to transmit orders for share purchases to Investors Bank & Trust Company ("IBT"), the Fund's transfer agent, and to deliver required funds to IBT, the Fund's custodian, on a timely basis.

      Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the particular Fund, and
(iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

      At the discretion of the Fund, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meet the Portfolio's investment objective and policies.

                              REDEMPTION OF SHARES

      Redemption proceeds are normally paid in cash, although the Fund has elected to be governed by Rule 18f-1 under the 1940 Act which permits it to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio's NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities.

                              SHAREHOLDER SERVICES

      Shareholders may transfer shares of the Portfolios to another person. An investor wishing to transfer shares should contact Glenmede Trust.

                               PORTFOLIO TURNOVER

      Each Portfolio may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity securities, or for other reasons. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolios to receive favorable tax treatment. The Portfolios are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

      The Board has adopted a policy on selective disclosure of portfolio holdings. The policy provides that neither the Fund, nor its investment advisers, sub-adviser, administrator, transfer agent or distributor ("Fund Service Provider") will disclose non-public information concerning securities held in the Fund's Portfolios to any person other than in accordance with the policy. Under the policy, neither the Fund, any Fund Service Provider, nor any of their affiliated persons may receive any compensation in any form, whether in cash or otherwise, in connection with the disclosure of portfolio holdings information. A Fund Service Provider may provide portfolio holdings information to third parties if such information has been included in the Fund's public filings with the SEC.

      Portfolio holdings information that is not filed with the SEC may be provided to third parties only if the Fund has a legitimate business purpose for doing so, the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In order to ensure that the disclosure of the Fund's non-public portfolio holdings is in the best interests of the Fund's shareholders and to avoid any potential or actual conflicts of interest with the Fund's Service Providers or other affiliated persons, disclosure to such third parties must be authorized by the Fund's President and approved in advance by the Board. Under the policy, the Board is to receive information, on a quarterly basis, regarding any disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. Such authorization, pre-approval and reporting is not required for disclosure by the Fund's Administrator to providers of auditing, custody, proxy voting and other services to the Fund, as well as rating and ranking organizations. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

      Under the policy, the Fund's President has authorized the release of information regarding the Fund's portfolio holdings on a daily basis to providers of auditing, custody, proxy voting, legal and other services to the Fund, currently including:

      (i) Investors Bank & Trust Company, in connection with the provision of services as the Fund's Custodian, Administrator, Transfer Agent, and Securities Lending Agent;

      (ii) Third-party providers of proxy voting services, such as Institutional Shareholder Service (ISS) and Automatic Data Processing (ADP);

      (iii) PricewaterhouseCoopers, LLP, the Fund's independent registered public accountant, in connection with the provision of services related to the audit of the Fund's financial statements and certain non-audit services;

      (iv) Third-party providers of pricing services, such as FT Interactive Data Corporation and JJ Kenney; and

      (v) Drinker Biddle & Reath LLP, in connection with the provision of services as legal counsel to the Fund.

                             INVESTMENT LIMITATIONS

      Each Portfolio is subject to the following restrictions. The numbered restrictions are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the affected Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the affected Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected Portfolio. Each Portfolio will not:

      (1) invest in commodities or commodity contracts, except that each Portfolio may invest in futures contracts and options;

      (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

      (3) make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (8) below, and money market instruments, including bankers' acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

      (4) purchase more than 10% of any class of the outstanding voting securities of any issuer;

      (5) issue senior securities to the extent such issuance would violate applicable law;

      (6) borrow money, except (a) each Portfolio, to the extent permitted by applicable law, may borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons, enter into reverse repurchase agreements, and purchase securities on a when issued, delayed settlement or forward delivery basis in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) each Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) each Portfolio may purchase securities on margin to the extent permitted by applicable law. Short sales of securities and swaps are not considered to involve borrowings of money and are not subject to these restrictions.

      (7) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with short sales, swaps, the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be pledges or other encumbrance of a Portfolio's assets or the purchase of any securities on margin for purposes of this investment limitation;

      (8) invest for the purpose of exercising control over management of any company;

      (9) invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

      (10) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities; and

      (11) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

      Each Portfolio also will not:

      (12) with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

      With respect to limitation (6), (a) if a Portfolio's borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less; (b) asset coverage of at least 300% (as defined in the 1940 Act) inclusive of any amounts borrowed, must be maintained at all times; and (c) borrowings of securities in connection with short sales and swap transactions are not subject to this limitation.

      Borrowings, including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis, may not exceed 33 1/3% of each Portfolio's total net assets.

      As a matter of policy which may be changed by the Fund's Board without shareholder approval, each Portfolio will not:

      (a) with respect to limitation (10), invest more than 25% of the value of its total assets in instruments issued by U.S. banks;

      (b) underwrite the securities of other issuers, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting; or

      (c) invest more than an aggregate of 15% of the total assets of the Portfolio, at the time of purchase, in illiquid securities.

      In addition, with respect to investment limitation (10), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

      With regard to limitation (11), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

      If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction.

                             MANAGEMENT OF THE FUNDS

      The Fund's officers, under the supervision of the Board, manage the day-to-day operations of the Fund. The Board members set broad policies for the Fund and choose its officers. Each Board member holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such member and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the Board or shareholders. Each officer is elected by the Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Board Members and Officers

      The following is a list of the Board members and officers of the Fund, their ages, their principal occupations during the past five years, the number of portfolios that they oversee in the Fund's complex, and other directorships they hold. The Glenmede Portfolios ("Glenmede Portfolios"), an open-end management investment company registered under the 1940 Act, is considered to be a member of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director also serves as a Trustee of the Glenmede Portfolios. Unless otherwise indicated below, the address of each Board member and officer is 200 Clarendon Street, Boston, Massachusetts 02116.

Independent Directors

---------------------------------------------------------------------------------------------------------------------
 Name, Address           Position Held     Principal Occupations(s)            Number of          Other
 and Age                 with the          During Past 5 Years                 Portfolios in      Directorships
                         Fund/Time                                             Fund               Held by
                         Served                                                Complex            Director
                                                                               Overseen by
                                                                               Director
---------------------------------------------------------------------------------------------------------------------
 H. Franklin Allen,     Director           Nippon Life Professor of            15                 Trustee of the
 D. Phil.               (since 1991).      Finance, and Professor of                              Glenmede
                                           Economics; Professor of Finance                        Portfolios
 Age: 49                                   and Economics from 1990-1996;                          (since 1992).
                                           Vice Dean and Director of
                                           Wharton Doctoral Programs from
                                           1990-1993. Employed by The
                                           University of Pennsylvania
                                           since 1980.
---------------------------------------------------------------------------------------------------------------------
 Willard S.             Director           Former Director, Getty Oil          15                 Trustee of the
 Boothby, Jr.           (since 1988).      Corp.; Former Director of                              Glenmede
                                           Georgia-Pacific Corp.; Former                          Portfolios
 Age: 84                                   Chairman and Chief Executive                           (since 1992).
                                           Officer Blyth Eastman Dillon &
                                           Co., Inc.; Former Managing
                                           Director of Paine Webber, Inc.;
                                           Former Chairman of U.S.
                                           Securities Industry Association.
---------------------------------------------------------------------------------------------------------------------
 Francis J.             Director           Former Chief Operating Officer      15                 Trustee of the
 Palamara               (since 1988).      of the New York Stock Exchange;                        Glenmede
 Age: 80                                   Former Trustee of Gintel Fund;                         Portfolios
                                           Former Director of XTRA                                (since 1992).
                                           Corporation; Former Director
                                           and Executive Vice
                                           President-Finance of ARAMARK,
                                           Inc.
---------------------------------------------------------------------------------------------------------------------

------------------
* Independent Directors are those Directors who are not "interested persons" of the Fund as defined in the 1940 Act.

Interested Director

---------------------------------------------------------------------------------------------------------------------
 Name, Address          Position Held      Principal Occupations(s)            Number of          Other
 and Age                with the           During Past 5 Years                 Portfolios in      Directorships
                        Fund/Time                                              Fund               Held by
                        Served                                                 Complex            Director
                                                                               Overseen by
                                                                               Director
---------------------------------------------------------------------------------------------------------------------
 G. Thompson            Director           Director, Member Relationship       15                 Trustee of the
 Pew, Jr.**             (since 1988).      Oversight Committee and                                Glenmede
                                           Executive Committee, and                               Portfolios
 Age: 63                Chairman           Chairman of the Compensation                           (since 1992);
                        (since June        Committee of Glenmede Trust;                           Chairman of the
                        2006).             Former Director of Brown &                             Glenmede
                                           Glenmede Holdings, Inc.; Former                        Portfolios
                                           Co-Director, Principal and                             (since June
                                           Officer of Philadelphia                                2006).
                                           Investment Banking Co.; Former
                                           Director and Officer of Valley
                                           Forge Administrative Services
                                           Company.
---------------------------------------------------------------------------------------------------------------------

----------------
**    Mr. Pew is deemed to be an "interested person" (as defined in the 1940
      Act) of the Fund because of his affiliations with Glenmede Trust and his stock ownership in The Glenmede Corporation, of which Glenmede Advisers, Inc. ("Glenmede Advisers") is a subsidiary.

Officers

---------------------------------------------------------------------------------------------------------------------
 Name, Address and Age                 Positions Held with      Principal Occupation(s) During Past 5 Years
                                       the Fund/Time
                                       Served
---------------------------------------------------------------------------------------------------------------------
 Mary Ann B. Wirts                     President (since         First Vice President and Managing Director of
                                       1997) and Treasurer      Fixed Income of Glenmede Trust and Glenmede
 1650 Market Street, Suite 1200        (since 2002).            Advisers. Director of Glenmede Advisers (since
 Philadelphia, PA  19103                                        2002). Employed by Glenmede Trust (since 1982) and
                                                                Glenmede Advisers (since 2000).
 Age: 54

---------------------------------------------------------------------------------------------------------------------
 Kimberly C. Osborne                   Executive Vice           Vice President of Glenmede Trust and Glenmede
                                       President (since         Advisers. Employed by Glenmede Trust (since 1993)
 1650 Market Street, Suite 1200        1997).                   and Glenmede Advisers (since 2000).
 Philadelphia, PA  19103

 Age: 40
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Michael P. Malloy                     Secretary (since         Partner in the law firm of Drinker Biddle & Reath
 One Logan Square                      1995).                   LLP.
 18th and Cherry Streets
 Philadelphia, PA 19103-6996

 Age: 47
---------------------------------------------------------------------------------------------------------------------
 Anthony S. Dell                       Assistant Secretary      Director and Counsel, Investors Bank & Trust
 200 Clarendon Street                  (since March 2006).      Company (since January 2006). Partner, Revolution
 Boston, MA 02116                                               Capital (2005-2006). Vice President, Fidelity
                                                                Investments (1999-2005).
 Age: 39
---------------------------------------------------------------------------------------------------------------------
 Odeh L. Stevens                       Assistant Secretary      Associate Counsel, Investors Bank & Trust Company
 200 Clarendon Street                  (since 2005).            (since 2005). Legal Product Manager, Fidelity
 Boston, MA 02116                                               Investments (2000-2005).

 Age: 33
---------------------------------------------------------------------------------------------------------------------
 Daniel Shea                           Assistant Treasurer      Director, Investors Bank & Trust Company. Employee
 200 Clarendon Street                  (since 2005).            of Investors Bank & Trust Company (since 1996).
 Boston, MA 02116

 Age: 43
---------------------------------------------------------------------------------------------------------------------
 Donna Rogers                          Chief Compliance         Senior Director, Investors Bank & Trust Company
 200 Clarendon Street                  Officer (since 2004).    (since 2002). Employee of Investors Bank & Trust
 Boston, MA 02116                                               Company (since 1994).

 Age: 39
---------------------------------------------------------------------------------------------------------------------

Standing Board Committees

      Messrs. Allen, Boothby, Palamara and Pew are members of the Audit and Valuation Committees of the Board. The Audit Committee operates under a written charter approved by the Board. The purposes of the Audit Committee include overseeing the accounting and financial reporting processes of the Fund and the audits of the Fund's financial statements. Accordingly, the Committee assists the Board in their oversight of (i) the integrity of the Fund's financial statements; (ii) the independent accountants' qualifications and independence; and (iii) the performance of the Fund's internal audit function and independent accountants. The Audit Committee convened two times during the fiscal year ended October 31, 2005. The Fund's Valuation Committee determines, in consultation with the Fund's administrator and advisor, the fair value of certain securities pursuant to procedures adopted by the Board. The Valuation Committee did not convene during the fiscal year ended October 31, 2005.

      Messrs. Allen, Boothby and Palamara are members of the Nominating Committee of the Board. The Fund's Nominating Committee, among other things, nominates persons to fill vacancies on the Board. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Fund's Secretary. The Nominating Committee did not convene during the fiscal year ended October 31, 2005.

Director Ownership of Fund Shares

      The following table sets forth, as of December 31, 2005, the dollar range of equity securities beneficially owned by the Directors in each Portfolio of the Fund and in all Portfolios in the aggregate within the same fund complex overseen by the Directors.

                                                                                   Aggregate Dollar
                                                                                   Range of Equity
                                                                                   Securities in All
                               Dollar Range of Equity Securities                   Portfolios within
Name of Director               in each Portfolio of the Fund                       the Same Fund Complex
----------------               -----------------------------                       ---------------------
Independent Directors

H. Franklin Allen              None                                                None

Willard S. Boothby, Jr.        Tax-Exempt Cash Portfolio     Over $100,000         Over $100,000

Francis J. Palamara            Core Fixed Income             Over $100,000         Over $100,000
                               Portfolio
                               International Portfolio       $50,001-$100,000
                               Small Cap Equity              Over $100,000
                               Portfolio (Adviser Shares)
                               Strategic Equity Portfolio    $50,001-$100,000

Interested Director

G. Thompson Pew, Jr.           Government Cash Portfolio     $1-$10,000            Over $100,000
                               International Portfolio       Over $100,000
                               Large Cap 100 Portfolio       $50,001-$100,000
                               U.S. Emerging Growth          $10,001-$50,000
                               Portfolio
                               Strategic Equity Portfolio    Over $100,000
                               Tax-Exempt Cash Portfolio     Over $100,000

Remuneration of Board Members

      The Fund pays each Board member, other than officers of the advisors, an annual fee of $24,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings. The Chairman of the Audit Committee receives an annual fee of $2,000. Board members receive no compensation as members of the Audit, Valuation or Nominating Committees. The officers of the Fund receive no compensation as officers from the Fund.

      Set forth in the table below is the compensation received by Board members for the fiscal year ended October 31, 2005.

                                                       Pension or            Estimated
                                                       Retirement             Annual               Total
                                 Aggregate           Benefits Total          Benefits          Compensation
      Name of                   Compensation           Part of the             Upon            from the Fund
 Person, Position              From the Fund         Fund's Expense         Retirement           Complex*
 ----------------              -------------         --------------         ----------           --------
H. Franklin Allen, Ph.D.,        $ 27,750                 None                 None              $ 28,750
Director

Willard S. Boothby, Jr.,         $ 29,657                 None                 None              $ 30,657
Director

John W. Church, Jr.,             $ 29,000                 None                  None             $30,000
Director

Francis J. Palamara,             $ 36,449                 None                 None              $ 37,449
Director

G. Thompson Pew, Jr.,            $ 30,983                 None                 None              $ 31,983
Director

-------------
* Includes $1,000 annual fee for service on the Board of Trustees of The Glenmede Portfolios.

Code of Ethics

      The Fund and the Advisor have each adopted codes of ethics that permit personnel subject to the codes to invest in securities including securities that may be purchased or held by the Fund.

Proxy Voting Procedures

      The Fund has delegated proxy voting responsibilities to the Advisor subject to the Board's general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund's and its shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has adopted its own proxy voting policies and guidelines for this purpose (collectively, the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Advisor and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.

         Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC's website at http://www.sec.gov.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

      Glenmede Advisers, Inc. ("Glenmede Advisers" or the "Advisor") with principal offices at 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, currently serves as the investment advisor to the Portfolios. As of May 31, 2006, Glenmede Advisers and its affiliated companies had over $___ billion in assets in the accounts for which they serve in various capacities, including as executor, trustee or investment advisor.

      The Investment Advisory Agreements will continue in effect from year to year provided their continuance is approved annually (i) by the holders of a majority of each Portfolio's outstanding voting securities or by the Board and
(ii) by a majority of the Directors who are not parties to each Advisory Agreement or interested persons of any such party. Each Advisory Agreement may be terminated on 60 days' written notice by any such party and will terminate automatically if assigned.

      The names and position with Glenmede Advisers of the principal executive officers and each director of Glenmede Advisers are as follows. The address for each is c/o Glenmede Advisers, 1650 Market Street, Suite 1200, Philadelphia, PA 19103.

Name                             Position with Glenmede Advisers
----                             -------------------------------

Albert E. Piscopo             Director, President and Chief Executive Officer

James R. Belanger             Director, Senior Vice President, Corporate Counsel
                              and Managing Director of Business Assurance

Laura Williamson              Director, Senior Vice President, Chief Financial
                              Officer and Treasurer

Mary Ann B. Wirts             Director and First Vice President

Gordon Fowler                 Director and Senior Vice President

Robert J. Mancuso             First Vice President

Stephen J. Mahoney            First Vice President

Stephen R. Point              First Vice President

Anthony K. Iuliano            First Vice President

Laura A. LaRosa               First Vice President

George F. Foley               First Vice President

Vladimir de Vassal            First Vice President

Scott W. McGough              First Vice President

Kimberly C. Osborne           Vice President

Rosemarie J. Kane             Vice President

Christopher J. Colarik        Vice President

John R. Kichula               Vice President

Cynthia Axelrod               Vice President

R. Bradford Hoopman           Vice President

John Thomas                   Vice President

Paul T. Sullivan              Vice President

Adam Conish                   Senior Investment Officer

Michael C. Crow               Investment Officer

      Glenmede Advisers is a wholly-owned subsidiary of Glenmede Trust. Glenmede Trust, a nationally-chartered trust company, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Glenmede Trust is a wholly-owned subsidiary of Glenmede Corporation. Glenmede Trust and Glenmede Corporation are located at 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103.

      Additionally, many shareholders in the Portfolios may be clients of Glenmede Trust or an Affiliate and, as clients, pay fees which vary depending on the capacity in which Glenmede Trust or Affiliate provides fiduciary and investment services to the particular client. Such services may include personal trust, estate settlement, advisory and custodian services. For example, for advisory services, Glenmede Trust charges its clients up to 1% on the first $3 million of principal, 75% on the next $2 million of principal, and .50% on the next $15 million of principal. An additional .25% administrative service fee is charged on accounts below $3 million. For accounts in excess of $10 million of principal, the fee would be determined by special analysis.

      Glenmede Advisers is entitled to receive fees from the Absolute Return Portfolio and the Total Market Long/Short Portfolio for its investment advisory services, calculated daily and payable monthly, at annual rate of [___%] [and] [___%][, respectively,] of each Portfolio's average daily net assets.

Portfolio Managers

      Set forth below is information regarding the individuals identified in the Fund's Prospectus as primarily responsible for the day-to-day management of the Portfolios ("Portfolio Managers").

      As of May 31, 2006, the Portfolio Managers were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

                                                                                          Number of
                                                                                          Accounts           Total Assets
                                                                                        Managed with         Managed with
                                                   Number of                            Performance-         Performance-
                                                    Accounts        Total Assets       Based Advisory       Based Advisory
                          Type of Accounts          Managed           Managed               Fees                 Fees
                          ----------------          -------           -------               ----                 ----
Vladimir de           Registered Investment           None               0                  None                   0
Vassal                Companies

                      Other Pooled Investment         None               0                  None                   0
                      Vehicles
                      Other Accounts                   46          $ 268,095,758            None                   0

                      Registered Investment           None               0                  None                   0
Paul Sullivan         Companies
                      Other Pooled Investment         None               0                  None                   0
                      Vehicles
                      Other Accounts                   46          $ 268,095,758            None                   0

      The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Portfolio(s) that he manages as of May 31, 2006:

      Portfolio/Portfolio Manager               Dollar Range of Shares Beneficially Owned
      ---------------------------               -----------------------------------------
      Absolute Return Portfolio
           Vladimir de Vassal                        None*
           Paul Sullivan                             None*
      Large Cap 100 Portfolio
           Vladimir de Vassal                        $50,001-$100,000
           Paul Sullivan                             $10,001-$50,000
      Large Cap Growth Portfolio
           Vladimir de Vassal                        $50,001-$100,000
           Paul Sullivan                             $10,001-$50,000
      Total Market Long/Short Portfolio
           Vladimir de Vassal                        None*
           Paul Sullivan                             None*
      U.S. Emerging Growth Portfolio
           Vladimir de Vassal                        $50,001-$100,000
           Paul Sullivan                             $10,001-$50,000

--------------
*This Portfolio was not available for investment as of May 31, 2006.

      The compensation package for the Glenmede Advisers' Portfolio Managers is comprised of a base salary, annual bonus and participation in a long-term equity plan of the Glenmede Corporation. The base salary is based on a combination of factors including the Portfolio Manager's experience, expertise, and competitive market rates. The annual bonus payment is based on a combination of the annual pre-tax financial performance of the Glenmede Corporation, revenue generated from investment management fees and achievement of non-financial strategic goals. The Glenmede Corporation's equity plan provides an opportunity for senior management to build equity in the parent company through options and restricted stock. Participation is based on position, experience and expertise.

      The Portfolio Managers may manage other accounts with investment strategies similar to those of the Portfolios of the Fund, which may suggest the potential for conflicts of interests relating to cross trading, allocation of investment opportunities, and aggregation and allocation of trades. In addition, Glenmede Advisers may charge varying fees to different accounts managed by their respective Portfolio Managers. Shareholders should be aware that, as with any group of portfolios and accounts managed by an investment advisor pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for conflicts of interest that may result in the Portfolio Managers' favoring those portfolios or accounts with higher or incentive-based arrangements. However, Glenmede Advisers does not anticipate that management by a Portfolio's Portfolio Manager of other accounts with similar investment strategy or different fee arrangement would conflict with management of any of the Portfolios of the Fund because conflicts of interest of this type are minimized by the Glenmede Advisers' investment management decision-making process and trade allocation policy. In addition, the Fund has adopted policies limiting the circumstances under which cross-trades may be effected between the Fund's Portfolios and another client account.

Transfer Agent, Dividend Paying Agent, Custodian and Administrator

      IBT, 200 Clarendon Street, Boston, MA 02116, serves as the Fund's transfer agent, dividend paying agent, custodian and administrator.

      For its services, IBT is entitled to receive fees from the Fund based on a percentage of the daily net assets of all Portfolios of the Fund, which is allocated to each Portfolio based on its relative net assets.

Shareholder Services Plan

      The Fund has adopted an Amended and Restated Shareholder Servicing Plan, effective January 1, 1998, and most recently amended effective September 11, 2006 (the "Plans"), under which the Fund may pay a fee to broker/dealers, banks and other financial institutions (including Glenmede Trust and its affiliates) that are dealers of record or holders of record or which have a servicing relationship ("Servicing Agents") with the beneficial owners of shares in any of the Portfolios. Under the Plan, Servicing Agents enter into Shareholder Servicing Agreements (the "Agreements") with the Fund. Pursuant to such Agreements, Servicing Agents provide shareholder support services to their clients ("Customers") who beneficially own shares of the Portfolios. The fee, which is at an annual rate of ___% for the Absolute Return Portfolio and ___% for the Total Market Long/Short Portfolio, is computed monthly and is based on the average daily net assets of the shares beneficially owned by Customers of such Servicing Agents. All expenses incurred by the Portfolios in connection with the Agreements and the implementation of the Plan shall be borne entirely by the holders of the shares of the particular Portfolio involved and will result in an equivalent increase to each Portfolio's Total Annual Portfolio Operating Expenses. The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets and not as an additional charge to the Fund, to selected institutions and other persons in connection with servicing and/or selling of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.

      The services provided by the Servicing Agents under the Agreements may include aggregating and processing purchase and redemption requests from Customers and transmitting purchase and redemption orders to the transfer agent; providing Customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Fund on behalf of Customers; providing information periodically to Customers showing their positions; arranging for bank wires; responding to Customers' inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by Customers or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; and providing such other similar services as may be reasonably requested.

      Glenmede Trust has entered into an Agreement with the Fund and provides shareholder support services to their clients who beneficially own shares of the Portfolios.

Distributor

      Shares of the Fund are distributed continuously and are offered without a sales load by Quasar Distributors, LLC ("Quasar Distributors"), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to a Distribution Agreement between the Fund and Quasar Distributors. Quasar Distributors receives no fee from the Fund for its distribution services.

Independent Registered Public Accounting Firm

      PricewaterhouseCoopers LLP, serves as the Fund's independent registered public accounting firm and will audit the Fund's financial statements annually.

Counsel

      Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Fund.

Reports

      Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.

                             PORTFOLIO TRANSACTIONS

      The Investment Advisory Agreements authorize the Advisor to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Portfolios and direct the Advisor to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Advisor may, however, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor of the Portfolio determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to a Portfolio and the Advisor's other clients.

      To the extent that a Portfolio effects brokerage transactions with a broker/dealer affiliated directly or indirectly with the Fund, the Advisor or Quasar Distributors, such transactions will be effected in compliance with applicable law.

      Some securities considered for investment by each Portfolio may also be appropriate for other clients served by the Advisor. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients served by the Advisor and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolios.

                     ADDITIONAL INFORMATION CONCERNING TAXES

      The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

      The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the "Code") and the laws and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

General

      Each Portfolio intends to qualify, and to continue to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Portfolio generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Each Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company.

      In addition to satisfaction of the Distribution Requirement, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. Also, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities (including equity securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) in two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships. Each Portfolio intends to comply with these requirements.

      If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, the shareholders would recognize dividend income on distributions to the extent of the Portfolio's current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

      The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes

      Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

Taxation of Certain Investments

      The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Portfolio, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

      In addition, in the case of any shares of a PFIC in which a Portfolio invests, the Portfolio may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Portfolio fails to make an election to recognize income annually during the period of its ownership of the shares.

                               GENERAL INFORMATION

Description of Shares and Voting Rights

      The shares of each Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in this SAI, will be fully paid and non-assessable. The shares of each Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of a Fund voting for the election of its Board members can elect 100% of the Board of the Fund if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the Fund. The Fund will not hold annual meetings of shareholders, except as required by the 1940 Act, the next sentence and other applicable law. The Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communication in such matters. The staff of the SEC has expressed the view that the use of a combined Prospectus for the Fund may subject a Fund to liability for misstatements, inaccuracies or incomplete disclosure about the other Fund.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Portfolio or class affected by the matter. The Portfolio or class is affected by a matter unless it is clear that the interests of the Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, the Rule also provides that the ratification of independent public accountants and the election of directors or trustees may be effectively acted upon by shareholders of the Fund voting without regard to the Portfolio.

      Notwithstanding any provision of Maryland law requiring a greater vote of the Fund's common stock (or of the shares of the Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Fund's Articles of Amendment and Restatement, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund entitled to vote thereon.

Certain Record Holders

      As of the date of this SAI, 100% of each Portfolio's total outstanding shares were held by Glenmede Trust, as the Portfolios' initial shareholder. For more information about Glenmede Trust and Glenmede Advisers, see "Investment Advisor" in the Prospectus.

Dividends and Distributions

      Each Portfolio's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains. The amounts of any income dividends or capital gains distributions for a Portfolio cannot be predicted.

                              FINANCIAL STATEMENTS

      No financial statements are supplied for the Portfolios because, as of the date of the Prospectus and this SAI, the Portfolios had no operating history.

                                OTHER INFORMATION

      The Fund's Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

      Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

      The third party marks appearing above are the marks of their respective owners.

               APPENDIX A -- DESCRIPTION OF SECURITIES AND RATINGS

I.    Short-Term Credit Ratings

      A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

      "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category.

      "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.

      "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

      Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

      Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

      "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

      "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

      "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

      "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

      Fitch Ratings, Inc. ("Fitch") short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

      "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

      "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

      "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

      "NR" - This designation indicates that Fitch does not rate the issuer or issue in question.

      "Withdrawn" - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.

      The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

      "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

      "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

      "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

      "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

      "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

      "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be of only adequate credit quality, one step up from being speculative. While not yet defined as speculative, the "R-2 (low)" category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

      "R-3 (high)," "R-3 (middle)," "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three sub-set grades, the capacity for timely repayment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

      "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

II.   Long-Term Credit Ratings

      The following summarizes the ratings used by Standard & Poor's for long-term issues:

      "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments or the obligation.

      Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      "BB" - An obligation rated "BB" is less vulnerable in the near term to nonpayment than other lower-rated issues. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      "CCC" - An obligation rated "CCC" is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments on the obligation.

      In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

      "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

      "N.R." - Not rated.

      Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

      The following summarizes the ratings used by Moody's for long-term debt:

      "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

      "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

      "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

      "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

      "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

      "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

      "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

      "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

      "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

      Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

      The following summarizes long-term ratings used by Fitch:

      "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

      "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

      "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

      "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

      Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

      "NR" indicates that Fitch does not rate the issuer or issue in question.

      The following summarizes the ratings used by DBRS for long-term debt:

      "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

      "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

      "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

      "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

      "BB" - Long-term debt rated "BB" is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

      "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

      "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

      "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

      ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

III.  Municipal Note Ratings

      A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

      o Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

      Note rating symbols are as follows:

      "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

      "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

      "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

      Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

      "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

      "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

      "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

      "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

      In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

      When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

      VMIG rating expirations are a function of each issue's specific structural or credit features.

      "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

      "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

      "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

      "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

      Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

      A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including rating on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

      Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

      Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

IV.   Description of U.S. Government Securities and Certain Other Securities

      The term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

      U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

      Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

      An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

V.    Description of Municipal Obligations

      Municipal Obligations generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Obligations may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.

      Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments guaranteed by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on Project Notes, they are also secured by the full faith and credit of the United States.

      Note obligations with demand or put options may have a stated maturity in excess of 13 months, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals.

      The yields of Municipal Obligations depend on, among other things, general money market conditions, conditions in the Municipal Obligation market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and S&P represent their opinions of the quality of the Municipal Obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Municipal Obligations of the same maturity and coupon, but with different ratings may have the same yield.

      Municipal Obligations are sometimes purchased on a "when issued" basis, which means the buyer has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment cancelled.

VI.   Foreign Investments

      Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolios may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

      As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

      Although the Portfolios will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

      Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the foreign companies comprising the Portfolios.

VII.  Options

      The Absolute Return Portfolio's writing and purchase of options is a highly specialized activity which involves investment analysis and risks that are different from those associated with ordinary portfolio securities transactions.

      Purchasing options to attempt to increase return through their price appreciation involves the risk of loss of option premium if the advisor is incorrect in its expectation of the direction or magnitude of the change in securities prices. Writing options to seek to increase income in the Portfolio involves the risk of net loss (after receiving the option premium) if the advisor is incorrect in its expectation of the direction or magnitude of the change in securities prices. The successful use of options for hedging purposes also depends in part on the degree of correlation between the option and a security or index of securities. If the advisor is incorrect in its expectation of changes in securities prices or its estimation of the correlation between the option and a security index, the investment performance of the Portfolio will be less favorable than it would have been in the absence of such options transactions. The use of options may increase the Portfolio's portfolio turnover rate. Higher rates of turnover may result in increased brokerage commissions, and could increase the amount of income received by the Portfolio that constitutes taxable capital gains. To the extent capital gains are realized, distributions from those gains may be ordinary income for federal tax purposes.

      Additionally, there is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or option traded over-the-counter at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of the underlying securities.

      Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (v) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      The Portfolio may purchase and sell both options that are traded on U.S. exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities.

VIII. Futures Contracts and Options on Futures Contracts.

      To seek to increase total return or to hedge against changes in interest rates or securities prices, Absolute Return Portfolio may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Portfolio may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, and any other financial instruments and indices. The Portfolio will engage in futures and related options transactions for hedging purposes as described below or for purposes of seeking to increase total return, in each case, only to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by the Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

      Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Portfolio may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

      Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Portfolio proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. The Portfolio may, for example, take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Portfolio's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of the Portfolio's portfolio securities. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Portfolio's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Portfolio's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Portfolio enter into a greater or lesser number of futures contracts or by seeking to achieve only a partial hedge against price changes affecting the Portfolio's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Portfolio's portfolio securities would be substantially offset by a decline in the value of the futures position.

      On other occasions, the Portfolio may take a "long" position by purchasing futures contracts. This would be done, for example, when the Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

                      APPENDIX B - PROXY VOTING PROCEDURES

                             Glenmede Advisers, Inc.
                     Institutional Shareholder Service (ISS)

GLENMEDE  ADVISERS, INC.
PROXY VOTING POLICY

Executive Summary

There are responsibilities that come with equity ownership. As a shareholder, one is expected to cast informed votes on important issues affecting a company.

Policy

It is the policy of Glenmede to conform to the Shareholders Communication Act (17 CFR 240.14-17) which discusses the distribution of proxy material. One primary objective for Glenmede in its fiduciary capacity, is to represent and vote for the best long term interest of its beneficiaries, exercising the care, skill and diligence required by ss.404(a)(1)(b) of ERISA.

Glenmede may engage the services of a third party proxy processor. The service provides fundamental research and subsequent recommendations on proxy questions. It is Glenmede's policy to see that all proxies are appropriately voted in all managed and custodial accounts unless otherwise directed by the client. In general, it is Glenmede's position to vote routine proxies in accordance with management's recommendation. These include an uncontested election of directors and stock splits or dividends. Other matters such as proxy contests, ratification of auditors, anti-takeover measures, capital structure changes and executive and director compensation are reviewed on a case by case basis by the proxy service provider. .

Glenmede's third party proxy service provider has guidelines that provide more detail on each of the above mentioned situations. These guidelines may be obtained from the office of the Chief Investment Officer (CIO).

Exception proxies, which are not addressed by the guidelines, are sent to the appropriately designated officer in the Investment Policy & Strategy group for review and signature. If that officer is unavailable, the proxy is forwarded to the CIO for execution.

No disclosed conflicts will affect this policy and the manner in which proxies are voted.

                              ISS 2005 Proxy Voting
                               Guidelines Summary

The following is a condensed version of all proxy voting recommendations contained in the ISS Proxy Voting Manual.

1. Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction for which ISS has recommended a FOR vote. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent

o Fees for non-audit services are excessive, or

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse

o Implement or renew a dead-hand or modified dead-hand poison pill

o Adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o Failed to act on takeover offers where the majority of the shareholders tendered their shares

o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

o Are audit committee members and the non -audit fees paid to the auditor are excessive. In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

o Are inside directors or affiliated outside directors and the full board is less than majority independent

o Sit on more than six public company boards, or on more than two public boards in addition to their own if they are CEOs of public companies.

o Are on the compensation committee when there is a negative correlation between chief executive pay and company performance

o Have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

Age Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement age.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

o Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director).

o Two-thirds independent board

o All-independent key committees

o Established governance guidelines

Additionally, the company should not have under-performed its peers.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Open Access

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement. Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

Term Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

o Long-term financial performance of the target company relative to its industry; management's track record

o Background to the proxy contest

o Qualifications of director nominees (both slates)

o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

o Purchase price

o Fairness opinion

o Financial and strategic benefits

o How the deal was negotiated

o Conflicts of interest

o Other alternatives for the business

o Noncompletion risk.

Asset Sales

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

o Impact on the balance sheet/working capital

o Potential elimination of diseconomies

o Anticipated financial and operating benefits

o Anticipated use of funds

o Value received for the asset

o Fairness opinion

o How the deal was negotiated

o Conflicts of interest.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt
Restructuring/Prepackaged Bankruptcy Plans/Reverse
Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

o Dilution to existing shareholders' position

o Terms of the offer

o Financial issues

o Management's efforts to pursue other alternatives

o Control issues

o Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

o The reasons for the change

o Any financial or tax benefits

o Regulatory benefits

o Increases in capital structure

o Changes to the articles of incorporation or bylaws of the company.

o Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

o Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

o Prospects of the combined company, anticipated financial and operating benefits

o Offer price

o Fairness opinion

o How the deal was negotiated

o Changes in corporate governance

o Change in the capital structure

o Conflicts of interest.

Private Placements/Warrants/Convertible Debentures

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

o Tax and regulatory advantages

o Planned use of the sale proceeds

o Valuation of spinoff

o Fairness opinion

o Benefits to the parent company

o Conflicts of interest

o Managerial incentives

o Corporate governance changes

o Changes in the capital structure.

Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions

Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions

Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

Vote FOR proposals to opt out of state freezeout provisions.

Greenmail

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. Executive and Director Compensation

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

o Cash compensation, and

o Categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which (1) there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based and (2) the CEO is the participant of the equity proposal. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also may WITHHOLD votes from the Compensation Committee members. Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean and is over two percent of common shares outstanding. See Table 1 for details.

Table 1 : Proxy Season 2005 Burn Rate Thresholds
Russell 3000 Non-Russell 3000
-------------------------------------------------------------------------------------------------------------
                                                                                 Standard        Mean +
GICS              GICS Dsec                                          Mean       Deviation        Std Dev
-------------------------------------------------------------------------------------------------------------
1010              Energy                                            1.60%         1.02%           2.61%
-------------------------------------------------------------------------------------------------------------
1510              Materials                                         1.55%         0.81%           2.36%
-------------------------------------------------------------------------------------------------------------
2010              Capital Goods                                     1.86%         1.19%           3.05%
-------------------------------------------------------------------------------------------------------------
2020              Commercial Services & Supplies                    2.87%         1.53%           4.40%
-------------------------------------------------------------------------------------------------------------
2030              Transportation                                    2.10%         1.50%           3.60%
-------------------------------------------------------------------------------------------------------------
2510              Automobiles & Components                          2.10%         1.37%           3.48%
-------------------------------------------------------------------------------------------------------------
2520              Consumer Durables & Apparel                       2.40%         1.51%           3.90%
-------------------------------------------------------------------------------------------------------------
2530              Hotels Restaurants & Leisure                      2.39%         1.08%           3.48%
-------------------------------------------------------------------------------------------------------------
2540              Media                                             2.34%         1.50%           3.84%
-------------------------------------------------------------------------------------------------------------
2550              Retailing                                         2.89%         1.95%           4.84%
-------------------------------------------------------------------------------------------------------------
3010 to 3030      Food & Staples Retailing                          1.98%         1.50%           3.48%
-------------------------------------------------------------------------------------------------------------
3510              Health Care Equipment & Services                  3.24%         1.96%           5.20%
-------------------------------------------------------------------------------------------------------------
3520              Pharmaceuticals & Biotechnology                   3.60%         1.72%           5.32%
-------------------------------------------------------------------------------------------------------------
4010              Banks                                             1.44%         1.17%           2.61%
-------------------------------------------------------------------------------------------------------------
4020              Diversified Financials                            3.12%         2.54%           5.66%
-------------------------------------------------------------------------------------------------------------
4030              Insurance                                         1.45%         0.88%           2.32%
-------------------------------------------------------------------------------------------------------------
4040              Real Estate                                       1.01%         0.89%           1.90%
-------------------------------------------------------------------------------------------------------------
4510              Software & Services                               5.44%         3.05%           8.49%
-------------------------------------------------------------------------------------------------------------
4520              Technology Hardware & Equipment                   4.00%         2.69%           6.68%
-------------------------------------------------------------------------------------------------------------
4530              Semiconductors & Semiconductor Equipmen           5.12%         2.86%           7.97%
-------------------------------------------------------------------------------------------------------------
5010              Telecommunication Services                        2.56%         2.39%           4.95%
-------------------------------------------------------------------------------------------------------------
5510              Utilities                                         0.90%         0.65%           1.55%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------
       Mean           Standard         Mean +
                      Deviation       Std Dev
--------------------------------------------------
      2.59%             2.19%          4.78%
--------------------------------------------------
      2.54%             1.92%          4.46%
--------------------------------------------------
      3.23%             2.93%          6.17%
--------------------------------------------------
      4.39%             3.68%          8.07%
--------------------------------------------------
      2.44%             2.22%          4.66%
--------------------------------------------------
      2.90%             2.28%          5.18%
--------------------------------------------------
      3.42%             2.79%          6.21%
--------------------------------------------------
      3.30%             2.87%          6.17%
--------------------------------------------------
      4.12%             2.89%          7.01%
--------------------------------------------------
      4.26%             3.50%          7.75%
--------------------------------------------------

--------------------------------------------------
      3.37%             3.32%          6.68%
--------------------------------------------------
      4.55%             3.24%          7.79%
--------------------------------------------------
      5.77%             4.15%          9.92%
--------------------------------------------------
      1.65%             1.60%          3.25%
--------------------------------------------------
      5.03%             3.53%          8.55%
--------------------------------------------------
      2.47%             1.77%          4.24%
--------------------------------------------------
      1.51%             1.50%          3.01%
--------------------------------------------------
      8.08%             6.01%          14.10%
--------------------------------------------------
      5.87%             4.25%          10.12%
--------------------------------------------------
      6.79%             3.95%          10.74%
--------------------------------------------------
      4.66%             3.90%          8.56%
--------------------------------------------------
      3.74%             4.63%          8.38%
--------------------------------------------------

A company with high three-year average burn rates may avoid triggering the burn rate policy by committing to the industry average over the next years. However, the above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate that they have improved committee performance based on additional public filing such as an DEFA 14A or 8K. The additional filing needs to present strong and compelling evidence of improved performance with new information that has not been disclosed in the original proxy statement. The reiteration of the compensation committee report will not be sufficient evidence of improved committee performance.

Evidence of improved compensation committee performance includes all of the following:

o The compensation committee has reviewed all components of the CEO's compensation, including the following:

- Base salary, bonus, long-term incentives -Accumulative realized and unrealized stock option and restricted stock gains -Dollar value of perquisites and other personal benefits to the CEO and the cost to the company -Earnings and accumulated payment obligations under the company's nonqualified deferred compensation program -Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs)

A tally sheet setting forth all the above components was prepared and reviewed affixing dollar amounts under the various payout scenarios.

o A tally sheet with all the above components should be disclosed for the following termination scenarios:

-Payment if termination occurs within 12 months: $_____

-Payment if "not for cause" termination occurs within 12 months: $_____

-Payment if "change of control" termination occurs within 12 months: $_____

oThe compensation committee is committed to provide additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet ISS' requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

oThe compensation committee is committed to grant a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options(1) or performance-accelerated grants(2). Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

oThe compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.

Based on the additional disclosure of improved performance of the compensation committee, ISS will generally vote FOR the compensation committee members up for annual election and vote FOR the employee-based stock plan if there is one on the ballot. However, ISS is not likely to vote FOR the compensation committee members and/or the employee-based stock plan if ISS believes the company has not provided compelling and sufficient evidence of transparent additional disclosure of executive compensation based on the above requirements.

-----------
(1) Non-qualified stock options are not performanced-based awards unless the grant or the vesting of the stock options is tied to the achievement of the pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.

(2) Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

On occasion, director stock plans that set aside a relatively small of shares when combined with employee or executive stock compensation plans exceed the allowable cap. In such cases, starting proxy season 2005, ISS will supplement the analytical approach with a qualitative review of board compensation for companies, taking into consideration:

o Director stock ownership guidelines

-A minimum of three times the annual cash retainer.

o Vesting schedule or mandatory holding/deferral period

-A minimum vesting of three years for stock options or restricted stock, or

-Deferred stock payable at the end of a three-year deferral period.

o Mix between cash and equity

-A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity.

-If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

o Retirement/Benefit and Perquisites programs

-No retirement/benefits and perquisites provided to non-employee directors.

oQuality of disclosure

-Provide detailed disclosure on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

For ISS to recommend a vote FOR director equity plans based on the above qualitative features, a company needs to demonstrate that it meets all the above qualitative features in its proxy statement.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered in the quantitative model. However, the cost would be lower than full-value awards since part of the deferral compensation is in-lieu-of cash compensation.

Director Retirement Plans

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o Historic trading patterns

o Rationale for the repricing

o Value-for-value exchange

o Treatment of surrendered options

o Option vesting

o Term of the option

o Exercise price

o Participation.

Qualified Employee Stock Purchase Plans

Votes on qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

o Purchase price is at least 85 percent of fair market value

o Offering period is 27 months or less, and

o The number of shares allocated to the plan is ten percent or less of the outstanding shares Vote AGAINST qualified employee stock purchase plans where any of the following apply:

o Purchase price is less than 85 percent of fair market value, or

o Offering period is greater than 27 months, or

o The number of shares allocated to the plan is more than ten percent of the outstanding shares

Nonqualified Employee Stock Purchase Plans

Votes on nonqualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR nonqualified employee stock purchase plans with all the following features:

o Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company).

o Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary.

o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value.

o No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Awards

Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

o The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)

o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

Golden Parachutes and Executive Severance Agreements

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

o The triggering mechanism should be beyond the control of management

o The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs

o Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and

(2) termination of the executive as a result of the change in control. ISS defines change in control as a change in the company ownership structure.

Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9. Social and Environmental Issues

CONSUMER ISSUES AND PUBLIC SAFETY

Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

o The availability and feasibility of alternatives to animal testing to ensure product safety, and

o The degree that competitors are using animal-free testing.

o Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

o The company has already published a set of animal welfare standards and monitors compliance

o The company's standards are comparable to or better than those of peer firms, and

o There are no serious controversies surrounding the company's treatment of animals

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

o Whether the proposal focuses on a specific drug and region

o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

o Whether the company already limits price increases of its products

o Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries

o The extent that peer companies implement price restraints

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients. Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs

o Any voluntary labeling initiatives undertaken or considered by the company. Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced. Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community. Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees

o The company's existing healthcare policies, including benefits and healthcare access for local workers

o Company donations to healthcare providers operating in the region

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and Malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

o Whether the company has adequately disclosed the financial risks of its subprime business

o Whether the company has been subject to violations of lending laws or serious lending controversies

o Peer companies' policies to prevent abusive lending practices.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

o Whether the company complies with all local ordinances and regulations

o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

o The risk of any health-related liabilities.

Advertising to youth:

o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

o Whether the company has gone as far as peers in restricting advertising

o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

o Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

o The percentage of the company's business affected

o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

o Spinoff tobacco-related businesses:

o The percentage of the company's business affected

o The feasibility of a spinoff

o Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

o New legislation is adopted allowing development and drilling in the ANWR region;

o The company intends to pursue operations in the ANWR; and

o The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

o Environmentally conscious practices of peer companies, including endorsement of CERES

o Costs of membership and implementation.

Environmental-Economic Risk Report

Vote CASE by CASE on proposals requesting an economic risk assessment of environmental performance considering:

o The feasibility of financially quantifying environmental risk factors,

o The company's compliance with applicable legislation and/or regulations regarding environmental performance,

o The costs associated with implementing improved standards,

o The potential costs associated with remediation resulting from poor environmental performance, and

o The current level of disclosure on environmental policies and initiatives.

Environmental Reports

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

o The nature of the company's business and the percentage affected

o The extent that peer companies are recycling

o The timetable prescribed by the proposal

o The costs and methods of implementation

o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.

Sustainability Report

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

o The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; comprehensive Code of Corporate Conduct; and/or Diversity Report; or

o The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

GENERAL CORPORATE ISSUES

Outsourcing/ Offshoring

Vote Case by Case on proposals calling for companies to report on the risks associated with outsourcing, considering:

o Risks associated with certain international markets

o The utility of such a report to shareholders

o The existence of a publicly available code of corporate conduct that applies to international operations

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

o The relevance of the issue to be linked to pay

o The degree that social performance is already included in the company's pay structure and disclosed

o The degree that social performance is used by peer companies in setting pay

o Violations or complaints filed against the company relating to the particular social performance measure

o Artificial limits sought by the proposal, such as freezing or capping executive pay

o Independence of the compensation committee

o Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o The company is in compliance with laws governing corporate political activities, and

o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive. Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements. Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

China Principles

Vote AGAINST proposals to implement the China Principles unless:

o There are serious controversies surrounding the company's China operations, and

o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

o The nature and amount of company business in that country

o The company's workplace code of conduct

o Proprietary and confidential information involved

o Company compliance with U.S. regulations on investing in the country

o Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

o Agreements with foreign suppliers to meet certain workplace standards

o Whether company and vendor facilities are monitored and how

o Company participation in fair labor organizations

o Type of business

o Proportion of business conducted overseas

o Countries of operation with known human rights abuses

o Whether the company has been recently involved in significant labor and human rights controversies or violations

o Peer company standards and practices

o Union presence in company's international factories

o Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

o The company does not operate in countries with significant human rights violations

o The company has no recent human rights controversies or violations, or

o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o Company compliance with or violations of the Fair Employment Act of 1989

o Company antidiscrimination policies that already exceed the legal requirements

o The cost and feasibility of adopting all nine principles

o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

o The potential for charges of reverse discrimination

o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

o The level of the company's investment in Northern Ireland

o The number of company employees in Northern Ireland

o The degree that industry peers have adopted the MacBride Principles

o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

o Whether the company has in the past manufactured landmine components

o Whether the company's peers have renounced future production

o Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

o What weapons classifications the proponent views as cluster bombs

o Whether the company currently or in the past has manufactured cluster bombs or their components

o The percentage of revenue derived from cluster bomb manufacture

o Whether the company's peers have renounced future production

Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Operations in Nations Sponsoring Terrorism (Iran)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:

o The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption

o Compliance with U.S. sanctions and laws

Spaced-Based Weaponization

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

o The information is already publicly available or

o The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

Board Diversity

Generally vote FOR reports on the company's efforts to diversify the board, unless:

o The board composition is reasonably inclusive in relation to companies of similar size and business or

o The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or nondiscrimination policies.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

o The degree of board diversity

o Comparison with peer companies

o Established process for improving board diversity

o Existence of independent nominating committee

o Use of outside search firm

o History of EEO violations.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

o The company has well-documented equal opportunity programs

o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o The company has no recent EEO-related violations or litigation. Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

o The composition of senior management and the board is fairly inclusive

o The company has well-documented programs addressing diversity initiatives and leadership development

o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company. Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

o attend less than 75 percent of the board and committee meetings

o without a valid excuse for the absences. Valid reasons include illness or

o absence due to company business. Participation via telephone is acceptable.

o In addition, if the director missed only one meeting or one day's

o meetings, votes should not be withheld even if such absence dropped the

o director's attendance below 75 percent.

o ignore a shareholder proposal that is approved by a majority of shares o outstanding;

o ignore a shareholder proposal that is approved by a majority of the

o votes cast for two consecutive years;

o are interested directors and sit on the audit or nominating committee; or

o are interested directors and the full board serves as the audit or

o nominating committee or the company does not have one of these

o committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals. Proxy Contests Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

o Past performance relative to its peers

o Market in which fund invests

o Measures taken by the board to address the issues

o Past shareholder activism, board activity, and votes on related proposals

o Strategy of the incumbents versus the dissidents

o Independence of directors

o Experience and skills of director candidates

o Governance profile of the company

o Evidence of management entrenchment

Investment Advisory Agreements

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

o Proposed and current fee schedules

o Fund category/investment objective

o Performance benchmarks

o Share price performance as compared with peers

o Resulting fees relative to peers

o Assignments (where the advisor undergoes a change of control)

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for antitakeover purposes

1940 Act Policies

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

potential competitiveness; regulatory developments; current and potential returns; and current and potential risk. Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with t he current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

Name Change Proposals

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

Change in Fund's Subclassification

Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

Changes to the Charter Document

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

o The degree of change implied by the proposal

o The efficiencies that could result

o The state of incorporation

o Regulatory standards and implications Vote AGAINST any of the following changes:

o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

o Removal of shareholder approval requirement for amendments to the new declaration of trust

o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

o Removal of shareholder approval requirement to change the domicile of the fund

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management

                             THE GLENMEDE FUND, INC.
                             -----------------------

                            PART C. OTHER INFORMATION

                                                                         PEA #42

Item 23. Exhibits

      (a)   (1)   Articles of Amendment and Restatement, dated October 12, 1988, are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to Registrant's Registration
                  Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the
                  SEC on December 29, 1995 ("Post-Effective Amendment No. 17").

            (2) Articles Supplementary, dated August 16, 1989, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17.

            (3) Articles Supplementary, dated February 28, 1991, to Articles of Incorporation are incorporated herein by reference to
                  Exhibit 1(c) of Post-Effective Amendment No. 17.

            (4) Articles Supplementary, dated March 3, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17.

            (5) Articles Supplementary, dated June 2, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17.

            (6) Articles Supplementary, dated September 30, 1994, to Articles of Incorporation are incorporated herein by reference to
                  Exhibit 1(f) of Post-Effective Amendment No. 17.

            (7) Articles Supplementary, dated December 30, 1994, to Articles of Incorporation are incorporated herein by reference to
                  Exhibit 1(g) of Post-Effective Amendment No. 17.

            (8) Articles Supplementary, dated February 26, 1997, to Articles of Incorporation are incorporated herein by reference to
                  Exhibit 1(h) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on June 7, 1997
                  ("Post-Effective Amendment No. 21").

            (9) Articles Supplementary, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to
                  Exhibit 1(i) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 31, 1997
                  ("Post-Effective Amendment No. 24").

            (10) Articles of Amendment, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to
                  Exhibit 1(i) of Post-Effective Amendment No. 24.

            (11) Articles of Amendment, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to
                  Exhibit 1(k) of Post-Effective Amendment No. 24.

            (12) Articles Supplementary, dated September 26, 1997, to Articles of Incorporation are incorporated herein by reference to
                  Exhibit 1(l) of Post-Effective Amendment No. 24.

            (13) Articles of Amendment, dated December 23, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(m) of Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on March 2, 1998 ("Post-Effective Amendment No. 26").

            (14) Articles Supplementary, dated December 23, 1997, to Articles of Incorporation are incorporated herein by reference to
                  Exhibit 1(n) of Post-Effective Amendment No. 26.

            (15) Articles of Amendment, dated August 20, 1998, to Articles of Incorporation are incorporated herein by reference to Exhibit
                  (a)(15) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 23, 1998 ("Post-Effective Amendment No. 27").

            (16) Articles Supplementary, dated October 11, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit
                  (a)(16) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 15, 1999 ("Post-Effective Amendment No. 29").

            (17) Articles Supplementary, dated December 13, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 15, 1999 ("Post-Effective Amendment No. 30").

            (18) Articles of Amendment, dated February 1, 2000, to Articles of Incorporation are incorporated herein by reference to Exhibit
                  (a)(18) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2000 ("Post-Effective Amendment No. 31").

            (19) Articles Supplementary, dated September 25, 2001, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on November 29, 2001 ("Post-Effective Amendment No. 33").

            (20) Articles Supplementary dated, March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit
                  (a)(20) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2003 ("Post-Effective Amendment No. 35").

            (21) Articles of Amendment, dated March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit
                  (a)(21) of Post-Effective Amendment No. 35.

            (22) Articles Supplementary, dated July 30, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit
                  (a)(22) of Post-Effective Amendment No. 35.

            (23) Articles Supplementary, dated December 10, 2003, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 12, 2003 ("Post-Effective Amendment No. 36").

            (24) Articles Supplementary, dated December 8, 2004, to Articles of Incorporation are incorporated herein by reference to Exhibit
                  (a)(24) of Post-Effective Amendment No. 39. to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 25, 2005 ("Post-Effective Amendment No. 39").

            (25) Articles Supplementary, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit
                  (a)(25) of Post-Effective Amendment No. 39.

            (26) Articles of Amendment, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit
                  (a)(26) of Post-Effective Amendment No. 39.

            (27) Articles of Amendment, dated June 14, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit
                  (a)(27) of Post-Effective Amendment No. 40.

            (28) Articles Supplementary, dated June 15, 2006, to Articles of Incorporation are filed herein as Exhibit (a)(28).

      (b)   (1)   By-Laws of Registrant are incorporated herein by reference to
                  Exhibit 2 of Post-Effective Amendment No. 17.

            (2) Amendment No. 1 to the By-Laws of Registrant adopted on September 15, 2004 is incorporated herein by reference to Exhibit (c) of Post-Effective Amendment No. 38 of Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 20, 2004 ("Post-Effective Amendment No. 38") .

      (c) See: Article Fifth, Articles of Amendment and Restatement, dated October 12, 1988, which are incorporated herein by reference to
            Exhibit 1(a) of Post-Effective Amendment No. 17; Articles Supplementary, dated August 16, 1989, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 28, 1991, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17; Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17; Articles Supplementary, dated December 30, 1994, to Articles of Incorporation which are incorporated by reference to
            Exhibit 1(g) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 26, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21; Articles Supplementary, dated September 24, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24; Articles Supplementary, dated September 26, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24; Articles Supplementary, dated December 23, 1997, to Articles of Incorporation which are incorporated herein by reference as Exhibit 1(n) of Post-Effective Amendment No. 26; Articles Supplementary, dated October 11, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29; Articles Supplementary, dated December 13, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30; Articles Supplementary, dated September 25, 2001, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33; Articles Supplementary, dated March 18, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35; Articles Supplementary, dated July 30, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit
            (a)(22) of Post-Effective Amendment No. 35; Articles Supplementary, dated December 10, 2003, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36; Articles Supplementary, dated December 8, 2004, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39; Articles Supplementary, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit
            (a)(25) of Post-Effective Amendment No. 39; Articles Supplementary, dated June 15, 2006, to Articles of Incorporation; and Sections (7) and (11) of Article II, Article VII and Section (3) of Article VIII of Registrant's By-Laws which are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

      (d)   (1)   Investment Advisory Agreement between Registrant and The
                  Glenmede Trust Company, dated October 25, 1988, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 17.

            (2) Amendment No. 1, dated September 13, 1994, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 17.

            (3) Supplement, dated November 1, 1992, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company, relating to the International Fixed Income and Large Cap Value Portfolios is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 17.

            (4) Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio (formerly, the Small Capitalization Equity Portfolio), dated January 1, 1998, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 27.

            (5) Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit
                  (d)(12) to of Post-Effective Amendment No. 31.

            (6) Sub-Investment Advisory Agreement among the Registrant, The Glenmede Trust Company and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 31.

            (7) Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income, Strategic Equity, International and Large Cap Value Portfolios is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2001 ("Post-Effective Amendment No. 32").

            (8) Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 32.

            (9) Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 32.

            (10) Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Sub-Investment Advisory Agreement among Registrant, The Glenmede Trust Company and TCW Investment Management Company (formerly, TCW Funds Management, Inc.) relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 32.

            (11) Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Sub-Investment Advisory Agreement among Registrant, The Glenmede Trust Company and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit
                  (d)(16) of Post-Effective Amendment No. 32.

            (12) Sub-Investment Advisory Agreement, dated July 6, 2001, among Registrant, Glenmede Advisers, Inc. and TCW Investment Management Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit
                  (d)(14) of Post-Effective Amendment No. 33.

            (13) Investment Advisory Agreement, dated January 1, 2002, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Fund (formerly, the Institutional International Portfolio) is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on January 29, 2002 ("Post-Effective Amendment No. 34").

            (14) Sub-Investment Advisory Agreement, dated January 1, 2002, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit
                  (d)(16) of Post-Effective Amendment No. 34.

            (15) Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36.

            (16) Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and TCW Investment Management relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit
                  (d)(18) of Post-Effective Amendment No. 36.

            (17) Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36.

            (18) Sub-Investment Advisory Agreement, dated as of August 1, 2003, among Registrant, Glenmede Advisers, Inc. and Sterling Johnston Capital Management, L.P. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36.

            (19) Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap 100 Portfolio is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 39.

            (20) Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 39.

            (21) Amendment No. 2 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to Core Fixed Income Portfolio, International Portfolio, Large Cap Value Portfolio and Strategic Equity Portfolio is incorporated herein by reference to Exhibit
                  (d)(21) of Post-Effective Amendment No. 40.

            (22) Amendment No. 1 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to U.S. Emerging Growth Portfolio is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 40.

            (23) Amendment No. 2 to Sub-Investment Advisory Agreement, dated as of August 1, 2005, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP. relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40.

            (24) Form of Investment Advisory Agreement between Registrant and Glenmede Advisers, Inc. relating to Absolute Return Portfolio is filed herein as Exhibit (d)(24).

            (25) Form of Investment Advisory Agreement between Registrant and Glenmede Advisers, Inc. relating to Total Market Long/Short Portfolio is filed herein as Exhibit (d)(25).

      (e)   (1)   Distribution Agreement, dated as of October 1, 2001, between
                  Registrant and Quasar Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective
                  Amendment No. 33.

            (2) Amendment No. 1 to Distribution Agreement, dated as of February 27, 2004, between Registrant and Quasar Distributors, LLC are incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 39.

            (3) Form of Amendment No. 2 to Distribution Agreement between Registrant and Quasar Distributors, LLC is filed herein as Exhibit (e)(3).

      (f)   Not Applicable.

      (g)   (1)   Custody Agreement, dated as of September 1, 2001, between
                  Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective
                  Amendment No. 33.

            (2) Delegation Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 33.

            (3) Transfer Agency Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 33.

            (4) Amendment to Custody Agreement, effective March 28, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 36.

            (5) First Amendment to Custody Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 37 to registrant's Registration Statement on Form N1-A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2004 ("Post-Effective Amendment No. 37").

            (6) First Amendment to Transfer Agency Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit
                  (g)(6) of Post-Effective Amendment No. 37.

            (7) Form of Second Amendment to Custody Agreement between Registrant and Investors Bank & Trust Company is filed herein as Exhibit (g)(7).

            (8) Form of Second Amendment to Transfer Agency Agreement between Registrant and Investors Bank & Trust Company is filed herein as Exhibit (g)(8).

      (h)   (1)   Administration Agreement, dated as of September 1, 2001,
                  between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33.

            (2) Amended and Restated Shareholder Servicing Plan and related Agreement, dated August 1, 2005, between the Registrant and The Glenmede Trust Company N.A. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 40.

            (3) First Amendment to Administration Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit
                  (h)(3) of Post-Effective Amendment No. 37.

            (4) Forms of Amended and Restated Shareholder Servicing Plan and Agreement are filed herein as Exhibit (h)(4).

            (5) Form of Second Amendment to Administration Agreement between Registrant and Investors Bank & Trust Company is filed herein as Exhibit (h)(5).

      (i)   (1)   Opinion of Counsel as to Legality of Securities Being
                  Registered is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's
                  Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on December 30, 1997 ("Post-Effective
                  Amendment No. 25").

            (2) Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit
                  (i)(2) of Post-Effective Amendment No. 29.

            (3) Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit
                  (i)(4) of Post-Effective Amendment No. 36.

            (4) Opinion of Counsel as to Legality of Securities Being Registered, dated June 29, 2006, is filed herein as Exhibit
                  (i)(4).

      (j)   (1)   Consent of Drinker Biddle & Reath LLP, dated June 29, 2006, is filed herein as Exhibit (j)(1).

            (2) Consent of Independent Registered Public Accounting Firm, dated June 23, 2006, is filed herein as Exhibit (j)(2).

      (k)   Not Applicable.

      (l)   (1)   Purchase Agreement between Registrant and The Glenmede Trust
                  Company relating to the U.S. Emerging Growth Portfolio
                  (formerly, Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (1)(3) of Post-Effective Amendment No. 31.

            (2) Purchase Agreement between Registrant and The Glenmede Trust Company relating to the Large Cap 100 Portfolio and Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (l)(2) of Post-Effective Amendment No. 39.

            (3) Form of Purchase Agreement between Registrant and The Glenmede Trust Company, N.A. relating to the Absolute Return Portfolio and Total Market Long/Short Portfolio is filed herein as Exhibit (l)(3).

      (m)   Not Applicable.

      (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated October 24, 1997 is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 24.

      (p)   (1)   Revised Code of Ethics of The Glenmede Fund, Inc. is filed herein as Exhibit (p)(1).

            (2) Amended Code of Ethics of Glenmede Advisers, Inc. is filed herein as Exhibit (p)(2).

            (3) Code of Ethics of TCW Investment Management Company as Sub-Advisor to the Small Capitalization Growth Portfolio is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 32.

            (4) Code of Ethics of Winslow Capital Management, Inc. as Sub-Advisor to the Small Capitalization Growth Portfolio is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 36.

            (5) Amended Personal Trading Guidelines of Philadelphia International Advisors LP as Advisor to the Philadelphia International Fund and Sub-Advisor to the International Portfolio is filed herein as Exhibit (p)(5).

            (6) Code of Ethics of Sterling Johnston Capital Management, L.P. as Sub-Advisor to the Small Capitalization Growth Portfolio is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 36.

      (q) Powers of Attorney for H. Franklin Allen, Ph.D., Willard S. Boothby, Jr., Francis J. Palamara, and G. Thompson Pew, Jr. are filed herein as Exhibit (q).

Item 24.    Persons Controlled by or Under Common Control with Registrant

            Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Directors.

Item 25.    Indemnification

            Reference is made to Article Ten of the Registrant's Amended and Restated Article of Incorporation, incorporated herein by reference to Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Advisor

            (a)   Glenmede Advisers, Inc.

            Reference is made to the caption of "Investment Advisors" in the Prospectuses in Part A of this Registration Statement and "Investment Advisory and Other Services" in Part B of this Registration Statement.

            Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 2003, as well as the capacity in which such person was connected.

Name and Position with                Business Address                    Connection with
Glenmede Advisers                     of other Company                    other Company
-----------------                     ----------------                    -------------

Albert E. Piscopo                     The Glenmede Trust                  Director, President and Chief
Director, President and Chief              Company, N.A.                  Executive Officer
Executive Officer                     Rittenhouse Square                  Director/Board Member
Director/Board Member                      Indemnity Ltd.
                                      Lightport.com                       Director
                                      Community College of                Director
                                           Philadelphia
                                      Opera Company of Philadelphia       Director/Treasurer, Chair Finance
                                                                          Committee
                                      Drexel Hill School of the Holy      Trustee
                                           Child

James R. Belanger                     The Glenmede Trust                  Senior Vice President, Corporate
Director, Senior Vice President,           Company, N.A.                  Counsel and Managing Director of
Corporate Counsel and Managing                                            Business Assurance
Director of Business Assurance        Rittenhouse Square                  Officer/Board Member
                                           Indemnity, Ltd.
                                      Tilton Family Trust                 Co-Trustee
                                      Louis Tilton Rev. Trust             Co-Trustee
                                      United Way Fund Distribution        Member
                                           Committee

Laura Williamson                      The Glenmede Trust                  Senior Vice President, Chief
Director, Senior Vice President,           Company, N.A.                  Financial Officer and Treasurer
Chief Financial Officer and
Treasurer

Mary Ann B. Wirts                     The Glenmede Trust                  First Vice President and Managing
Director and First Vice President          Company, N.A.                  Director of Fixed Income

                                      Woodmere Art Museum
                                      National Society of Colonial        Vice President/Board Member
                                           Dames
                                      Morris Animal Refuge                Corr. Secretary/Board Member
                                           Endowment Fund
                                      The Acorn Club                      Trustee

                                                                          Vice President/Board Member

Gordon Fowler                         The Glenmede Trust                  Senior Vice President and Chief
Director and Senior Vice President         Company, N.A.                  Investment Officer

Robert J. Mancuso                     The Glenmede Trust                  Co-Managing Director-Investment
First Vice President                       Company, N.A.                  Products Management

Stephen J. Mahoney                    The Glenmede Trust                  First Vice President
First Vice President                       Company, N.A.

Stephen R. Point                      The Glenmede Trust                  First Vice President
First Vice President                       Company, N.A.

Anthony K. Iuliano                    The Glenmede Trust                  First Vice President
First Vice President                       Company, N.A.

Laura A. LaRosa                       The Glenmede Trust                  First Vice President
First Vice President                       Company, N.A.

George F. Foley                       The Glenmede Trust                  First Vice President
First Vice President                       Company, N.A.

Vladimir de Vassal                    The Glenmede Trust                  First Vice President
First Vice President                       Company, N.A.

Scott W. McGough                      The Glenmede Trust                  Vice President
First Vice President                       Company, N.A.

Kimberly C. Osborne                   The Glenmede Trust                  Vice President
Vice President                             Company, N.A.

Rosemarie J. Kane                     The Glenmede Trust                  Vice President
Vice President                             Company, N.A.

Christopher J. Colarik                The Glenmede Trust                  Vice President
Vice President                             Company, N.A.

John R. Kichula                       The Glenmede Trust                  Vice President
Vice President                             Company, N.A.

Cynthia Axelrod                       The Glenmede Trust                  Vice President
Vice President                             Company, N.A.

R. Bradford Hoopman                   The Glenmede Trust                  Vice President
Vice President                             Company, N.A.

John Thomas                           The Glenmede Trust                  Vice President
Vice President                             Company, N.A.

Paul T. Sullivan                      The Glenmede Trust                  Vice President
Vice President                             Company, N.A.

Wade Wescott                          The Glenmede Trust                  Vice President
Vice President                             Company, N.A.

Michael C. Crow                       The Glenmede Trust                  Vice President
Vice President                             Company, N.A.

Adam Conish                           The Glenmede Trust                  Senior Investment Officer
Senior Investment Officer                  Company, N.A

      (b)   Philadelphia International Advisors LP

                  Reference is made to the caption of "Investment Advisors" in the Prospectuses in Part A of this Registration Statement and "Investment Advisory and Other Services" in Part B of this Registration Statement.

                  Set forth below is a list of all of the senior officers of Philadelphia International Advisors LP and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 2003, as well as the capacity in which such person was connected.

      Name and Position
      with Philadelphia               Business Address           Connection with
      International Advisors LP       of other Company           other Company
      -------------------------       ----------------           -------------

      Andrew B. Williams              Germantown Friends School  Treasurer
      President, Chief Executive
      Officer and Chief
      Investment Officer

      James S. Lobb                   Riddle Hospital            Director
      Managing Director

      Kent E. Weaver                  N/A                        N/A
      Chief Compliance Officer

      In addition to the Funds, Philadelphia International Advisors LP serves as an investment sub-advisor to International Equity Fund, a series of Guidestone Funds, Brown Advisory International Fund and CGCMF International Fund.

Item 27.    Principal Underwriters

      (a) In addition to The Glenmede Fund, Inc., Quasar Distributors, LLC ("Quasar Distributors") currently acts as distributor for The Glenmede Portfolios. Quasar Distributors also acts as principal underwriter for the following investment companies:

AIP Alternative Strategies Funds              Hester Total Return Fund                       Primecap Odyssey Funds
Akros Absolute Return Fund                    High Pointe Funds                              Prudent Bear Funds, Inc.
Al Frank Funds                                Hodges Fund                                    Purisima Funds
Allied Asset Advisors Funds                   Hotchkis and Wiley Funds                       Rainier Funds
Alpine Equity Trust                           Intrepid Capital Management                    Rigel Funds, LLC
Alpine Income Trust                           Jacob Internet Fund Inc.                       Rockland Small Cap Growth Fund
                                                                                             Women's Equity Fund
Alpine Series Trust                           Jacobs & Company Mutual Fund                   Stephens Management Co.
American Trust Allegiance Fund                Jensen Portfolio                               Structured Investment Fund
Appleton Group                                Julius Baer Funds                              Summit Funds
Ascentia Long/Short Fund                      Kensington Funds                               Teberg Fund
Bowen, Hanes Investment Trust                 Kiewit Investment Fund L.P.                    Thompson Plumb (TIM)
Brandes Investment Trust                      Kirr Marbach Partners Funds, Inc               TIFF Investment Program, Inc.
Brandywine Blue Funds, Inc.                   Leonetti Funds                                 Tygh Capital Management
Brazos Mutual Funds                           Light Revolution Fund                          Villere Fund
Bridges Investment Fund, Inc                  Lighthouse Capital Management                  Women's Equity Fund
Buffalo Funds                                 LKCM Funds

Capital Advisors Funds                        Masters' Select Fund Trust
CastleRock Fun                                Matrix Asset Advisors, Inc.
Chase Funds                                   McCarthy Fund
Conning Money Market Portfolio                McIntyre Global Equity Fund
Cookson Peirce                                MDT Funds
Country Funds                                 Midanek/Pak Fund
Cullen Funds                                  Monetta Fund, Inc.
Duncan-Hurst Funds                            Monetta Trust
Edgar Lomax Value Fund                        MP63 Fund
Everest Series Funds Trust                    Muhlenkamp (Wexford Trust)
FFTW Funds, Inc.                              Mutuals.com
FIMCO Funds                                   Mutuals.com Vice Fund
First American Funds, Inc.                    Nicholas Funds
First Amer Investment Funds, Inc.             NorCap Funds, Inc.
First Amer Strategy Funds, Inc.               Optimum Q Funds
Fort Pitt Capital Group, Inc.                 Osterweis Funds
Fund X Funds                                  Perkins Capital Management
Greenspring Fund                              Permanent Portfolio Funds
Greenville Small Cap Growth Fund              Perritt Opportunities Funds
Guinness Atkinson Funds                       Phocus Financial Funds
Harding Loevner Funds                         PIA Funds
Hennessy Funds, Inc                           PIC Funds
Hennessy Mutual Funds, Inc.                   Portfolio 21

(b) Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

CRD # on Form BD
----------------
103848

(c) Not applicable

Item 28.    Location of Accounts and Records

                  All accounts, books and other documents required to be
            maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

            (1)      Glenmede Advisers, Inc.
                     One Liberty Place
                     1650 Market Street, Suite 1200
                     Philadelphia, Pennsylvania 19103
                     (records relating to its functions as investment advisor)

            (2)      Philadelphia International Advisors LP
                     1650 Market Street, Suite 1400
                     Philadelphia, Pennsylvania 19103
                     (records relating to its functions as investment advisor to the Philadelphia International Fund and sub-investment advisor to the International
                     Portfolio)

            (3)      Investors Bank & Trust Company
                     200 Clarendon Street, LEG 13
                     Boston, Massachusetts  02116
                     (records relating to its functions as custodian, administrator, transfer agent and dividend disbursing agent)

            (4)      Quasar Distributors, LLC
                     615 East Michigan Street
                     Milwaukee, WI  53202
                     (records relating to its functions as distributor)

            (5)      Drinker Biddle & Reath LLP
                     One Logan Square
                     18th & Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996
                     (Registrant's minute books)

Item 29.    Management Services

            Not applicable.

Item 30.    Undertakings.

            (a) Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by Section 16(c) of the Act.

            (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 42 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 29th day of June 2006.

                            THE GLENMEDE FUND, INC.


                        By /s/ Mary Ann B. Wirts
                           -----------------------------------------
                           Mary Ann B. Wirts
                           President and Treasurer
                           (Chief Executive Officer and Chief Financial Officer)

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to the Registration Statement had been signed below by the following persons in the capacities indicated on the 29th day of June 2006.


       Signature                     Title                  Date
       ---------                     -----                  ----

*                                    Chairman               June 29, 2006
---------------------------------
G. Thompson Pew, Jr.


/s/ Mary Ann B. Wirts                President              June 29, 2006
---------------------------------    (Chief Executive
Mary Ann B. Wirts                    Officer) and
                                     Treasurer (Chief
                                     Financial Officer)


*                                    Director               June 29, 2006
---------------------------------
H. Franklin Allen, Ph.D.

*                                    Director               June 29, 2006
---------------------------------
Willard S. Boothby, Jr.

*                                    Director               June 29, 2006
---------------------------------
Francis J. Palamara


*By /s/ Michael P. Malloy
    -----------------------------
    Michael P. Malloy, Attorney-in-fact

                                                         EXHIBIT INDEX

Exhibit No.
-----------

(a)   (28)  Articles Supplementary dated June 15, 2006

(d)   (24)  Form of Investment Advisory Agreement for Absolute Return Portfolio

(d)   (25)  Form of Investment Advisory Agreement for Total Market Long/Short
            Portfolio

(e)   (3)   Form of Amendment No. 2 to Distribution Agreement

(g)   (7)   Form of Second Amendment to Custody Agreement

(g)   (8)   Form of Second Amendment to Transfer Agency Agreement

(h)   (4)   Forms of Amended and Restated Shareholder Servicing Plan and
            Agreement

(h)   (5)   Form of Second Amendment to Administration Agreement

(i)   (4)   Opinion of Counsel as to Legality of Securities Being Registered

(j)   (1)   Consent of Drinker Biddle & Reath LLP

(j)   (2)   Consent of Independent Registered Public Accounting Firm

(l)   (3)   Form of Purchase Agreement

(p)   (1)   Revised Code of Ethics of The Glenmede Fund, Inc.

(p)   (2)   Amended Code of Ethics of Glenmede Advisers, Inc.

(p)   (5)   Amended Personal Trading Guidelines of Philadelphia International
            Advisors LP.

(q) Powers of Attorney for H. Franklin Allen, Ph.D., Willard S. Boothby, Jr., Francis J. Palamara, and G. Thompson Pew, Jr.